United States
                       Securities And Exchange Commission
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number  811-8061
                                  ----------------------------------------------

                               Diamond Hill Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

         375 North Front Street, Suite 300, Columbus, Ohio 43215
--------------------------------------------------------------------------------
(Address of principal executive offices)             (Zip code)

James F. Laird, Jr., 375 North Front Street, Suite 300, Columbus, Ohio 43215
--------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code:  (614) 255-3333
                                                   -----------------------------
Date of fiscal year end:   12/31
                        --------------------
Date of reporting period:  06/30/04
                         -------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

Diamond Hill Funds Semi-Annual Report

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TABLE OF CONTENTS

Letter to Shareholders                                                         1

Mission Statement, Pledge, and Fundamental Principles                          3

Special Investment Letter - Of Models and Men                                  5

Financial Statements

        Schedules of Investments                                               9

        Statements of Assets & Liabilities                                    19

        Statements of Operations                                              20

        Statements of Changes in Net Assets                                   21

        Schedule of Capital Share Transactions                                24

        Financial Highlights                                                  25

        Notes to Financial Statements                                         30

Fund Performance                                                              34

Schedule of Shareholder Expenses                                              35

Management of the Trust                                                       36

                              CAUTIONARY STATEMENT

At Diamond Hill, we pledge that,"we will communicate with our clients about our investment performance in a manner that will allow them to properly assess whether we are deserving of their trust." Our views and opinions regarding the investment prospects of our portfolio holdings and Funds are "forward looking statements" which may or may not be accurate over the long term. While we believe we have a reasonable basis for our opinions, actual results may differ materially from those we anticipate. Information provided in this report should not be considered a recommendation to purchase or sell any particular security.

You can identify forward looking statements by words like "believe," "expect," "anticipate," or similar expressions when discussing prospects for particular portfolio holdings and/or one of the Funds. We cannot assure future results. You should not place undue reliance on forward-looking statements, which speak only as of the date of this report. We disclaim any obligation to update or alter any forward-looking statements, whether as a result of new information, future events, or otherwise. This material must be preceded or accompanied by a Prospectus. Please read the Prospectus carefully for a discussion of fees, expenses, and risks. Current performance may be lower or higher than that quoted herein. You may obtain a current copy of the Prospectus or more current performance information by calling 1-888-226-5595 or at Diamond Hill's website (www.diamond-hill.com).

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LETTER TO SHAREHOLDERS

Dear Fellow Shareholders:

We are pleased to provide this semi-annual update for the Diamond Hill Funds. We appreciate the confidence that you have placed in us, and assure you that we are constantly guided by our fiduciary duties to you.

The following table summarizes the performance of the Diamond Hill Class A shares relative to their benchmarks for the first half of 2004 and longer periods:

============================================================================================================================
As of June 30, 2004
                                                    Three       Six       One     Three       Five         Since   Inception
Fund Name                                   NAV    Months    Months      Year     Years      Years     Inception        Date
============================================================================================================================
Small Cap Fund (DHSCX)                   $18.58     3.57%    10.46%    41.62%    14.12%        NA         20.29%   12/29/00
Russell 2000                                        0.47%     6.76%    33.37%     6.24%                    7.32%
----------------------------------------------------------------------------------------------------------------------------
Large Cap Fund (DHLAX)                   $11.19     4.29%     8.22%    27.83%     4.45%        NA          4.44%    6/29/01
Russell 1000                                        1.40%     3.32%    19.48%    -0.32%                   -0.32%
----------------------------------------------------------------------------------------------------------------------------
Focus Long-Short Fund (DIAMX)            $12.42     1.97%     5.70%    17.50%     1.06%        NA          6.00%    6/30/00
Russell 3000                                        1.33%     3.59%    20.46%     0.15%                   -3.57%
----------------------------------------------------------------------------------------------------------------------------
Bank & Financial Fund (BANCX)            $18.88     1.51%     5.36%    29.75%    20.64%     15.76%        14.37%     8/1/97
S&P Supercomposite Financials(A)                   -2.38%     2.61%    20.15%     2.80%      3.46%         6.61%
NASDAQ Bank Index                                  -0.73%     1.56%    21.17%    13.97%     11.93%        10.29%
----------------------------------------------------------------------------------------------------------------------------
Strategic Income Fund (DSIAX)            $11.20    -3.86%    -0.73%     5.91%       NA         NA         13.70%    9/30/02
Merril Lynch Domestic Master Index                 -2.46%     0.13%     0.30%                              3.33%
----------------------------------------------------------------------------------------------------------------------------
Short Term Fixed Income Fund (DHFAX)     $ 9.92    -0.41%     0.49%     1.39%       NA         NA          2.57%    6/28/02
Merrill Lynch 1-3 Yr Corp Govt Bond
Index                                              -1.13%    -0.02%     0.73%                              3.13%
============================================================================================================================

Source: Diamond Hill Funds, Bloomberg LP and Frank Russell Company. Periods greater than 1 year are annualized.

Returns are shown without sales charges but include all other expenses. STANDARDIZED PERFORMANCE FOR EACH FUND IS SHOWN ON PAGE 34.

(A) Returns for the S&P Supercomposite Financials are price change only before November 29, 2001 and total return thereafter.

EQUITY FUNDS AND MARKETS

We continue to be pleased by the investment performance of our Funds. At mid-year,all four equity funds produced six-month returns that both exceeded their respective benchmarks by a meaningful margin and achieved respectable absolute returns.

We have been fairly consistent in our message that investors should be prepared for a lower return environment over the coming decade than what has occurred historically. The main reason we have provided a forecast of the general market, an at-times treacherous endeavor, is due to our belief that it would be worthwhile to set, or perhaps reset, equity shareholder expectations. Nominal returns lower than the historic geometric average of about 10.50% for common stocks should not be seen as disappointing if inflation also is less than the historic average of around 3.00%. Investors should focus on real returns. Investors in U.S. common stocks have been amply rewarded in the past with real returns approximating 7.00%. Given our beliefs about the general valuation of stocks,we've felt achieving the historic average real return this decade would be a formidable task. However, by no means does this lessen our commitment to that goal, and we'd like to do even better. As active managers, we expect to own stocks whose absolute return expectations would allow us to achieve this. As our Funds establish meaningful performance records with the passage of time, we are pleased that all of our Funds have generated positive real returns during a time period when several market cap weighted indices cannot make the same claim. Still, our focus remains entirely on future performance.

In the past six months, the fundamental factors of earnings and interest rates have reversed positions as reasons for investor optimism. Declining interest rates may have been the sole reason equity prices were not even worse during the harrowing experience in 2001-2002. Ugly corporate earnings, especially in certain economic sectors, caused stock prices in general (which began at very high historic earnings multiples) to appear no more attractive, even at substantially lower prices. Many commentators noted that bear markets do not usually come to an end at above historic average P/E multiples. In 2003 and the first half of 2004, earnings rebounded nicely, with margins in many cases approaching prior peaks. In the second quarter of 2004, interest rates began increasing off all-time lows. Taken together with the rise in equity prices during 2003, our overall views are not much different than in the past. In addition, it is no longer an easy case to make that small company stocks are demonstrably more attractive than large cap stocks. We do believe attractive values exist in certain industry sectors, primarily basic materials and energy.


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Diamond Hill Funds Semi-Annual Report June 30, 2004                       Page 1

FIXED INCOME FUNDS AND MARKETS

The fixed income markets experienced a landscape change in early April. Prior to that, the Federal Reserve continued to indicate it was in no hurry to raise short-term rates. The Fed's stance seemed at odds with overall inflation figures that were well above short-term rates resulting in negative real rates. While the prices for items like gasoline and food are volatile and excluded from the core personal consumer expenditures index favored by the Fed, the impact felt by consumers is no less real. Nevertheless, fixed income investors, especially those plying the carry trade of borrowing on the short end of the yield curve and investing on the long end, apparently took the Fed at their word. The Fed's patience was predicated on a muted recovery in labor markets. With a strong jobs report in early April, market attention shifted to a renewed focus on building inflationary pressures and the 10-year Treasury yield soared from about 3.84% at the end of the first quarter to 4.60% at the end of the second quarter.

Against the backdrop of higher rates, mark-to-market losses were experienced in a variety of fixed income investments. The Diamond Hill Strategic Income Fund was affected in a similar fashion and fell short of providing a positive real return for the six-month period. Still, when viewed over longer periods, the Fund is handily meeting its objectives. The good news is that as rates rise, opportunities to invest in higher yielding securities increase. Additionally, if the Fed rate increases have their intended effect of preempting inflation, higher yielding assets should stabilize. When long-term Treasury rates, such as the 3.80% 10-year yield seen in March, offer seemingly little absolute value, but the yield curve also remains so steep, there is a recognizable but still difficult trade-off. Without perfect foresight as to when rates might start rising, one gives up considerable current yield, because of the steepness of the curve, when trying to preserve capital to reinvest at higher rates. Our approach has been to generate returns by taking carefully researched credit risk, while minimizing interest rate risk and creating meaningful reinvestment opportunities over the next several years at what we expect to be higher interest rates. Hopefully, the second half proves to be an improved environment.

The Diamond Hill Short Term Fixed Income Fund continues to meet its objective of capital preservation. There are only so many avenues to pursue safe returns in an environment of such low short-term rates, however, the situation appears to be improving as the Fed's deflation fears seem to have safely passed and the Fed moves to get ahead of the apparent inflation curve.

Thank you again for your trust in Diamond Hill Funds. As always, we will work hard to continue to earn it. Best wishes for the second half of 2004.

/s/ Ric
Ric Dillon, CFA
Chief Investment Officer

/s/ Chuck                               /s/ Kent
Charles S. Bath, CFA                    Kent A. Rinker
Managing Director - Equities            Managing Director - Fixed Income

/s/ Chris                               /s/ Rick
Christopher M. Bingaman, CFA            Richard Moore, CFA
Portfolio Manager - Equities            Portfolio Manager - Fixed Income

/s/ Tom                                 /s/ Bill
Thomas P. Schindler, CFA                William Zox, CFA, J.D., LL.M.
Portfolio Manager - Equities            Portfolio Manager - Fixed Income


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Page 2                       Diamond Hill Funds Semi-Annual Report June 30, 2004

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MISSION STATEMENT, PLEDGE AND FUNDAMENTAL PRINCIPLES

MISSION Our mission is to build and preserve wealth through a DISCIPLINED INTRINSIC VALUE APPROACH, INDEPENDENT THINKING and ALIGNING OUR INTERESTS with those of our clients.

                  o DISCIPLINED INTRINSIC VALUE APPROACH - taking a stake in a company as an owner or a lender, possessing the proper long-term investment temperament and seeking investments selling at a discount to a growing intrinsic value.

                  o INDEPENDENT THINKING - intellectual curiosity, healthy skepticism and confidence in decisions that may be contrary to the norm.

                        "You are neither right nor wrong because the crowd disagrees with you. You are right because your data and reasoning are right" - Benjamin Graham

                  o ALIGNING OUR INTERESTS - constantly guided by our fiduciary duty to clients, demonstrated by our policy that all of our employees' equity investments be made in the same Diamond Hill portfolios in which our clients invest.

PLEDGE Consistent with our mission, we make the following pledge to all of our clients:

                  OUR INVESTMENT DISCIPLINE is to assess the economics of the underlying business, its management, and the price that must be paid to own a piece of it. We seek to concentrate our investments in businesses that are available at prices below intrinsic value and are managed or controlled by trustworthy and capable people. Benjamin Graham pioneered this discipline during the 1930s and many others have practiced it with great success ever since, most notably Warren Buffett.

                  WE WILL COMMUNICATE with our clients about our investment performance in a manner that will allow them to properly assess whether we are deserving of their trust.

                  OUR INVESTMENT TEAM WILL BE COMPRISED OF PEOPLE WITH INTEGRITY, sound experience and education, in combination with a strong work ethic and independence of thought. Especially important is that each possesses the highest level of character, business ethics and professionalism.

                  OUR EMPLOYEES WILL ENJOY A WORKING ENVIRONMENT that supports professional and personal growth, thereby enhancing employee satisfaction, the productivity of the firm and the experience of our clients.

                  WE WILL INVEST THE CAPITAL THAT YOU ENTRUST TO US WITH THE SAME CARE THAT WE INVEST OUR OWN CAPITAL. To this end, Diamond Hill employees commit all of their investments in marketable equities (other than Diamond Hill Investment Group, Inc. stock) to the same portfolios in which our clients invest.

FUNDAMENTAL       EVERY  SHARE  OF  STOCK  HAS  AN   INTRINSIC   VALUE  that  is
PRINCIPLES -      independent of its current stock market price. We believe that
EQUITY            we can determine a reasonable  approximation of that intrinsic value in some cases. At any point in time, the stock market price may be either significantly higher or lower than intrinsic value.

                  OVER SHORT PERIODS OF TIME, as evidenced by extreme stock market volatility, THE STOCK MARKET PRICE IS HEAVILY INFLUENCED BY THE EMOTIONS OF MARKET PARTICIPANTS, which are far more difficult to predict than intrinsic value. While stock market prices may experience extreme fluctuations on a particular day, we believe intrinsic value is far less volatile.

                  OVER SUFFICIENTLY LONG PERIODS OF TIME, five years and longer, THE STOCK MARKET PRICE TENDS TO REVERT TO INTRINSIC VALUE.

                  WE CONCENTRATE OUR INVESTMENTS IN BUSINESSES WHOSE PER SHARE INTRINSIC VALUE IS LIKELY TO GROW. To achieve this, we assess the underlying economics of the businesses in which we invest and the industries and markets in which they participate. We seek to invest in businesses that pos-


--------------------------------------------------------------------------------
Diamond Hill Funds Semi-Annual Report June 30, 2004                       Page 3
                  sess a competitive advantage and significant growth prospects as well as outstanding managers and employees.

                  WE ONLY INVEST IN A BUSINESS WHEN THE STOCK MARKET PRICE IS LOWER THAN OUR CONSERVATIVE ASSESSMENT OF PER SHARE INTRINSIC VALUE. In addition, every business in which we invest is "handicapped" by its price. While we would prefer to own only great businesses with superior managers, there are very few businesses that satisfy those criteria and additionally are available at attractive prices. As a result, we may invest in less attractive businesses at more than attractive prices. Depending on the price that we pay, our returns from less than ideal businesses may be even better than our returns from ideal businesses.

                  IN ESTIMATING INTRINSIC VALUE, WE USE AN INTERDISCIPLINARY APPROACH. Not only do we perform financial modeling including discounted cash flow, private market value, and leveraged buyout analyses, we draw from other areas we believe are relevant to our investment decision-making. These include economics, statistics and probability theory, politics, psychology, and consumer behavior. In short, we do not want to exclude from our thinking anything that can help us forecast future cash flows, our most important as well as most difficult job.

                  WE INTEND TO ACHIEVE OUR RETURN FROM BOTH THE CLOSING OF THE GAP BETWEEN OUR PURCHASE PRICE AND INTRINSIC VALUE AND THE GROWTH IN PER SHARE INTRINSIC VALUE.

                  WE DO NOT DEFINE RISK BY PRICE VOLATILITY. We define risk as the possibility that we are unable to obtain the return of the capital that we invest as well as a reasonable return on that capital when we need the capital for other purposes. If you will need the capital that you entrust to us in less than five years, then you should not invest that capital in the stock market.

FUNDAMENTAL       We are  relatively  unique in THAT WE MANAGE OUR FIXED  INCOME
PRINCIPLES -      PORTFOLIOS  WITH A THREE- TO FIVE-YEAR  TIME  HORIZON.  A long
FIXED INCOME      time   horizon  will  afford  us  the   opportunity   to  seek
                  equity-like returns in the fixed income markets with lower year-to-year volatility and, more importantly, a much lower risk of a permanent loss of capital over the five-year horizon.

                  OUR PRIMARY OBJECTIVE IS TO GENERATE AN ATTRACTIVE REAL YIELD OF 3-5 PERCENTAGE POINTS PER YEAR ABOVE THE CURRENT INFLATION RATE.

                  WE BALANCE OUR INCOME OBJECTIVE WITH A FOCUS ON TOTAL RETURN. When the market offers an attractive opportunity for capital appreciation, we will invest for capital appreciation in addition to income. When the market is overvalued, we will invest for a fair income return and preservation of capital.

                  A FLEXIBLE APPROACH allows us to search for value in income-generating securities issued by investment grade and non-investment grade corporations as well as the U.S. government and its agencies. In particular, we seek to identify selected corporate issuers that are more creditworthy than is generally understood in the market.

                  WE INVEST IN THAT PORTION OF THE CAPITAL STRUCTURE that offers the most value including secured, senior unsecured, and subordinated securities as well as preferred and equity securities.

                  WE FOCUS ON CREDIT RISK, INTEREST RATE RISK, LIQUIDITY RISK, CALL AND PREPAYMENT RISK, AND OTHER RISKS WHEN ANALYZING INCOME-GENERATING SECURITIES. Our objective is to avoid a permanent loss of the capital that we invest (i.e., return of capital) and to earn a sufficient return to maintain and grow our purchasing power (i.e., return on capital).


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Page 4                       Diamond Hill Funds Semi-Annual Report June 30, 2004

--------------------------------------------------------------------------------

SPECIAL INVESTMENT LETTER - OF MODELS AND MEN

--------------------------------------------------------------------------------
Financial models are often used to quantify return and risk expectations.The purpose of these models is to capture complex realities in a form useful for decision-making. At Diamond Hill, the principal model we employ for evaluating equities was first proposed by Benjamin Graham- independently appraising the value of a business, and only committing capital at a market price below that value in order to obtain a margin of safety.The value of a business, in theory, is the present value of the company's future cash flows.We believe other models, such as trading rules involving monetary policy, provide interesting historical information, but do not capture accurately enough the complex reality. We believe conclusions reached with other models, such as those that believe that the standard deviation of returns necessarily captures the risk that was actually taken, can be faulty.
--------------------------------------------------------------------------------

While the title of this article may sound like an episode of Sex & the City or a book review of a John Steinbeck novel with a typo, the impetus came while reflecting upon some recent professional and leisure reading. The 2003 book In An Uncertain World:Tough Choices from Wall Street to Washington by Robert E. Rubin and Jacob Weisberg served as both. Rubin left his position as Co-Chairman at Goldman Sachs to serve in the Clinton administration, first as head of the newly created National Economic Council and later as the Secretary of the Treasury, and now is an executive at Citigroup. The book provides an insider's perspective on decision-making in wide-ranging matters, mostly concerning financial markets, politics, and management. Much further down on the best-seller list, I also recently re-read The Role of Monetary Policy in Investment Management, coauthored by Gerald R. Jensen, Robert R. Johnson, CFA, and Jeffrey M. Mercer and published in 2000 by The Research Foundation of the Association for Investment Management & Research (AIMR), which recently became CFA Institute. Passages in each of these brought additional thoughts about certain models.

Einstein once said, "All models are wrong, but some are useful." Rubin, who first worked in Goldman Sachs' risk arbitrage department, had this to say in his book when commenting on Goldman's initial foray into options trading, "The now famous Black-Scholes formula was my first experience with the application of mathematical models to trading, and I formed both an appreciation for and a skepticism about models that I have to this day. Financial models are useful tools. But they can also be dangerous because reality is always more complex than models. Models necessarily make assumptions...but a trader could easily lose sight of the limitations. Entranced by the model, a trader could easily forget that assumptions are involved and treat it as definitive." Yet, as financial analysts, we are continually using models, whose basic purpose is to quantify, even if in a limited way, forecasts about returns and risks that form the basis for our investment decisions.

"TRITE IS RIGHT" ONLY SOME OF THE TIME

 Wall Street produces an abundance of cliches, many of which can be summarized by the saying, "Conventional wisdom is often long on convention and short on wisdom." Consider a particular favorite - "You can't go broke taking a profit." True enough, but it doesn't speak to the possibility of becoming much poorer by doing something stupid with the proceeds of said sale or whether the investment, even at a substantial profit, remains an attractive use of funds. A basic idea in finance is that sunk costs, in this case the prices paid for investments, are irrelevant. What matters is the expected value today based on forecasts about the future. Rubin addresses this idea indirectly when he writes, "Looking back at that episode [trading losses during the 1973-74 slump], I realized that we hadn't really been reevaluating our positions as the economic and market outlook changed. Holding an existing investment is the same as making it again.When markets turn sour, you have to forget your losses to date and do a fresh expected-value analysis based on the changed facts." At Diamond Hill, we are always comparing price (the current market quote) and value (our independent appraisal of business worth).


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Diamond Hill Funds Semi-Annual Report June 30, 2004                       Page 5

SHOULD WE EVER FIGHT THE FED?

A more substantive aphorism on Wall Street is "Don't fight the Fed." The authors of The Role of Monetary Policy in Investment Management researched and presented a rigorous statistical analysis of the validity of this adage. The authors investigated the difference in returns between expansive and restrictive monetary periods. A monetary period was defined as either expansive or restrictive according to the most recent Fed discount rate change, and remained classified as such until the discount rate change in the opposite direction. For example, in December 1974, the Fed lowered the discount rate from 8.00% to 7.75%, marking the beginning of an expansive monetary policy period. This initial decrease was followed by six more rate decreases to a 5.25% in November 1976. In August 1977, the discount rate was increased from 5.25% to 5.75% signaling the end of the expansive and the beginning of a restrictive monetary policy period. Additional tests verified that these classifications coincided with growth of the money supply, measured in various ways, that was significantly higher in expansive periods than in restrictive periods. Months in which the direction changed contain both expansive and restrictive periods, so returns in those months were excluded. Real stock returns were found by subtracting the monthly change in CPI from the monthly mean return for the CRSP value-weighted NYSE, Amex, and NASDAQ index including dividends. The findings for monthly mean (presumably the arithmetic mean of the monthly returns in that period) stock returns for each period are presented as follows:

REAL STOCK RETURNS BY MONETARY ENVIRONMENT, 1960-1998

----------------------------------------------------------
                 Expansive Monetary Periods
----------------------------------------------------------
     Number of              Mean Real            Start of
       Months                Return                Series
----------------------------------------------------------
         36                  0.7800%              June-60
          6                  0.3223%               Apr-67
          3                  3.3538%               Aug-68
          7                  2.1357%               Nov-70
         13                  1.6615%               Nov-71
         31                  1.2747%               Dec-74
          3                  3.7471%               May-80
         28                  0.9203%               Nov-81
         33                  2.1098%               Nov-84
         40                  0.9454%               Dec-90
         35                  1.7725%               Jan-96

----------------------------------------------------------
                 Restrictive Monetary Periods
----------------------------------------------------------
     Number of             Mean Real             Start of
      Months                Return                 Series
----------------------------------------------------------
        44                  0.8157%                Jul-63
         8                  0.5929%                Nov-67
        22                 -1.3505%                Dec-68
         3                 -0.2698%                Jul-71
        22                 -2.8478%                Jan-73
        32                  0.1902%                Aug-77
        13                 -0.5009%                Sep-80
         6                  0.7136%                Apr-84
        38                 -0.0762%                Sep-87
        19                  1.5189%                May-94

The authors noted, "the evidence presented throughout this analysis is necessarily derived by examining historical returns. Thus, its relevance for future security returns should be interpreted with some caution." Still, the implications are clear. Historically, stocks have provided very attractive real returns when the Fed has been lowering rates, with every expansive period in the study providing a positive real return. When the Fed has been raising rates, real returns have been subdued, providing positive real returns in only half of the periods under study. When analyzing bonds, they found that the 5, 10, and 30-year Treasury bonds have provided slightly higher returns during expansive periods than restrictive periods, while 1-year Treasury bonds and 30 and 90-day Treasury bills have had higher returns during restrictive periods. None of the differences for bonds were statistically significant, however. The finding that stocks provide such superior returns (and the authors contend the returns are even better on a risk-adjusted basis based on a lower standard deviation of returns during expansive periods), when following a trading rule based on a readily available variable such as the directional change in the Fed discount rate is an anomaly so far as the efficient market hypothesis is concerned. An anomaly is something that is inconsistent with a model or theory that cannot be, or at least has not yet been, explained.

On June 30, the Fed raised the Fed Funds target and the primary credit rate, signaling a change in the direction of Fed monetary policy (the discount rate series was discontinued in January 2003). I went back and updated where the authors left off at the end of 1998. Instead of the CRSP value-weighted index, the mean real monthly return is the arithmetic return of the S&P 500, which should not provide materially different results. Again, the return in the month in which the directional change occurred was excluded. The following table summarizes the findings:


--------------------------------------------------------------------------------
Page 6                       Diamond Hill Funds Semi-Annual Report June 30, 2004

-----------------------------------------------------------------
                   Expansive Monetary Periods
-----------------------------------------------------------------
     Number of             Mean Real           Start of
       Months               Return               Series
-----------------------------------------------------------------
         42                 1.8412%              Jan-96
         40                -0.4152%              Jan-01

-----------------------------------------------------------------
                 Restrictive Monetary Periods
-----------------------------------------------------------------
     Number of             Mean Real           Start of
      Months                Return               Series
-----------------------------------------------------------------
        16                 -0.0521%              Aug-99
         ?                        ?              Jun-04

The results seem to show a certain law at work: Murphy's Law. The first post-study restrictive period followed form in that mean returns were subpar, but in the first full expansive monetary period since the study ended, stocks provided a negative real return during Fed easing. Buying stocks when the Fed began lowering rates in January 2001 would have failed.

What caused the failure? First, in fairness, the main purpose of the monograph was to present evidence and quantification on the role monetary policy has played on historic returns, not to present a tool for forecasting future returns. Additionally, one can argue the overall record is still quite strong and that no forecasting tool in the social sciences is likely to have a perfect record. The failure could simply be due to random chance. Second, academicians seem to reflexively explain outcomes that differ from discovered anomalies by guessing that the opportunity has now been recognized and competed away. I have not seen an update of this study by the authors, but my own view is that neither of these explanations is convincing. Rather, when forecasting something as multi-factor and complex as future stock market returns, you have to do your best to identify and consider all the important variables. Interest rates are certainly an important variable, but not the only one. Thus, research such as that presented in The Role of Monetary Policy in Investment Management may serve as interesting tidbits, but are not major investment decision-making tools.

RISK MODELS

Henry Kaufman, formerly vice chairman of Salomon Brothers and in the early 1980s the most prominent Wall Street economist and market strategist, commented in a speech that "The trouble with this phrase,'risk management'- which is very fashionable in modern business parlance - is that it creates the impression that the risk is actually being managed." Risk, of course, is of great importance in making investment decisions and evaluating performance. Academic models of risk focus on forecasts of the standard deviation of returns. The models frequently review historic standard deviations of returns in the belief that they provide an indication of the future risk, acknowledging that future volatility might differ from historic volatility. For instance, in my college textbook Principles of Corporate Finance, Richard Brealey and Stewart Myers present this table of standard deviations based on Ibbotson Associates' data for common stocks (as measured by the S&P Composite which is currently the S&P 500 and prior to March 1957, the S&P 90) for successive 10-year periods starting in 1926:

--------------------------------------------------
                           Market Standard
       Period               Deviation (sigma)m
--------------------------------------------------
      1926-1939                  31.9
      1940-1949                  16.5
      1950-1959                  19.8
      1960-1969                  14.4
      1970-1979                  19.2
      1980-1988                  12.5

Brealey & Myers write the following: "We should be cautious about reading too much into standard deviations calculated from 10 or so annual returns. However, these figures do not support the widespread impression of especially volatile stock prices during the 1980s. Overall the 1980s were below average on the volatility front.

However, there were brief episodes of extremely high volatility. On Black Monday, October 19, 1987, the market index fell by 23% on a single day. The standard deviation of the index for the week surrounding Black Monday was equivalent to 89 percent per year. Fortunately, volatility dropped back to normal levels within a few weeks after the crash."


--------------------------------------------------------------------------------
Diamond Hill Funds Semi-Annual Report June 30, 2004                       Page 7

For clarification, Brealey & Myers base their statements on the annual standard deviation of common stock returns. Ibbotson also provides monthly return information for common stocks. What if instead of measuring the annual standard deviations, the monthly standard deviations for these exact time periods are examined? The results are summarized in the following table:

                                                           ANNUALIZED MONTHLY
                                MONTHLY                    Market Standard
                            Market Standard                 Deviation _m
      Period               Deviation (sigma)m       Monthly (sigma)m X (SQRT 12)
--------------------------------------------------------------------------------
    1926-1939                    9.7                             33.7
    1940-1949                    4.6                             15.9
    1950-1959                    3.4                             11.8
    1960-1969                    3.5                             12.1
    1970-1979                    4.6                             15.9
    1980-1988                    4.9                             16.8

Thus, when looking at the standard deviation of monthly returns, Brealey and Myers statements are no longer valid. Market returns in the 1980s were slightly more volatile than any period since the 1920-30s. Conclusions drawn from models that quantify risk based on historic standard deviations can change depending on the frequency with which the returns, which are the only data manipulated to find the variance and thus standard deviation of those returns, are measured. I encountered similar circumstances upon examining the returns for the Diamond Hill Small Cap Fund. The standard deviation of monthly returns has been higher compared to the Russell 2000, but lower than the Russell 2000 when each is calculated on a daily basis. The potential volatility of returns is likely an important factor to consider when specific near-term liabilities must be met. However, when analyzing long-term returns, I do not believe that standard deviation risk models necessarily capture the risk that was actually taken.

DIAMOND HILL MODELS

So what are some models Diamond Hill does frequently use? In his book, Rubin commented on his early interest in the stock market, spurred on by his father, who analyzed stocks based on methods laid out by Benjamin Graham in Security Analysis, who believed in investing only when an independent appraisal of business value produced a worth significantly above the current price. Rubin writes, "Today I believe even more strongly that this is the only sensible approach to investing in stocks. You should analyze the economic value of a share of stock the same way you would think about the economic value of the whole business. A stock, whether in a steel plant or in a high-tech firm, is worth the present value of the company's expected future earnings, adjusted for risk and for other fundamental factors such as hidden assets on the balance sheet. Over the long run, the price of a stock will reflect this economic value, although the price can deviate dramatically from it for an extended period." This model is both simple in concept and difficult in practice. Obviously, the model requires estimates of future earnings, and thus will be governed by GIGO (Garbage In - Garbage Out). Still, Graham's value investing methods have been practiced quite successfully over the years. Like Rubin, we believe it is the only sensible approach.

/s/ Tom

Thomas P. Schindler, CFA


--------------------------------------------------------------------------------
Page 8                       Diamond Hill Funds Semi-Annual Report June 30, 2004

                           DIAMOND HILL SMALL CAP FUND
                             Schedule of Investments
                           June 30, 2004 (Unaudited)

                                                         Shares            Value
--------------------------------------------------------------------------------
PREFERRED STOCK -- 0.5%
FINANCE -- 0.5%
Lehman Brothers Holdings                                  5,000         $128,750
--------------------------------------------------------------------------------

COMMON STOCKS -- 76.2%
CONSUMER DISCRETIONARY -- 23.2%
American Greetings Corp.*                                45,500        1,054,689
Belo Corp.                                               17,000          456,450
CPI Corp.                                                26,600          391,552
Ennis Business Forms, Inc.                               14,500          282,750
Hollywood Entertainment Corp.*                           20,000          267,200
Lodgenet Entertainment Corp.*                            23,250          383,625
Steiner Leisure Ltd.*                                     9,786          215,292
The Black & Decker Corp.                                  9,800          608,874
The Brink's Co.                                          25,000          856,250
United Auto Group, Inc.                                  15,800          484,270
ValueVision Media, Inc.*                                 19,000          247,380
Viad Corp.                                               23,000          621,230
--------------------------------------------------------------------------------
                                                                       5,869,562
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 1.5%
Del Monte Foods Co.*                                     25,000          254,000
Lancaster Colony Corp.                                    3,100          129,084
--------------------------------------------------------------------------------
                                                                         383,084
--------------------------------------------------------------------------------

ENERGY -- 13.4%
Berry Petroleum Company                                   8,500          249,985
Cimarex Energy Co.*                                      39,500        1,194,085
Helmerich & Payne                                         9,500          248,140
Lufkin Industries, Inc.                                   6,500          207,870
Southwestern Energy Co.*                                 43,200        1,238,543
Tidewater, Inc.                                           8,500          253,300
--------------------------------------------------------------------------------
                                                                       3,391,923
--------------------------------------------------------------------------------

FINANCIAL -- 8.5%
1st Source Corp.                                         21,936          547,961
Hanmi Financial Corp.                                    32,170          949,015
ITLA Capital Corp.*                                       9,510          385,821
MAF Bancorp, Inc.                                         2,545          108,621
Merchants Bancshares, Inc.                                6,696          175,770
--------------------------------------------------------------------------------
                                                                       2,167,188
--------------------------------------------------------------------------------

HEALTH CARE -- 7.3%
Manor Care, Inc.                                         12,000          392,160
PacifiCare Health Systems, Inc.*                         38,000        1,469,080
--------------------------------------------------------------------------------
                                                                       1,861,240
--------------------------------------------------------------------------------

INDUSTRIAL -- 10.0%
Kaydon Corp.                                             10,400          321,672
The Greenbrier Companies, Inc.*                          60,000        1,143,000
Trinity Industries, Inc.                                 27,500          874,225
United Industrial Corp.                                   9,000          210,150
--------------------------------------------------------------------------------
                                                                       2,549,047
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 4.0%
Maxwell Technologies, Inc.*                              32,400          417,960
The TriZetto Group, Inc.*                                90,500          606,350
--------------------------------------------------------------------------------
                                                                       1,024,310
--------------------------------------------------------------------------------

MATERIALS -- 7.3%
American Pacific Corp.*                                  19,500          147,030
Bowater, Inc.                                             7,350          305,687
Buckeye Technologies, Inc.*                              78,000          897,000
Century Aluminum Co.*                                    11,600          287,564
Grief, Inc. - Class B                                     5,500          233,750
--------------------------------------------------------------------------------
                                                                       1,871,031
--------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUST -- 1.0%
First Industrial Realty Trust, Inc.                       7,000          258,160
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                  $19,375,545
--------------------------------------------------------------------------------

REGISTERED INVESTMENT COMPANIES -- 7.9%
Diamond Hill Short Term
 Fixed Income Fund - Class I^                           203,758       $2,019,241
--------------------------------------------------------------------------------

CASH EQUIVALENTS -- 10.2%
First American Prime
 Obligations Fund - Class Y                           1,297,313       $1,297,313
First American Treasury
 Obligations Fund - Class Y                           1,297,314        1,297,314
--------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS                                                $2,594,627
--------------------------------------------------------------------------------

                                                      Par Value            Value
--------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS -- 3.9%
U.S. Treasury Note, 2.13%, 10/31/04                    $500,000         $500,957
U.S. Treasury Note, 1.25%, 5/31/05                      500,000          496,524
--------------------------------------------------------------------------------

TOTAL U.S. TREASURY OBLIGATIONS                                         $997,481
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Diamond Hill Funds Semi-Annual Report June 30, 2004                       Page 9

                          DIAMOND HILL SMALL CAP FUND
                      Schedule of Investments (Continued)
                           June 30, 2004 (Unaudited)

                                                                           Value
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 98.7%                                 $25,115,644
(Amortized Cost $18,773,675)

OTHER ASSETS IN EXCESS
 OF LIABILITIES -- 1.3%                                                  343,163

--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                                 $25,458,807
================================================================================

*     Non-income producing security.
^     Affiliated Fund, managed by Diamond Hill Capital Management, Inc.
See accompanying notes to financial statements.

                           DIAMOND HILL LARGE CAP FUND
                             Schedule of Investments
                            June 30, 2004 (Unaudited)

                                                         Shares            Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 89.9%
CONSUMER DISCRETIONARY -- 15.3%
American Greetings Corp.*                                18,100         $419,558
Belo Corp.                                                5,000          134,250
Fortune Brands, Inc.                                      3,200          241,376
The Black & Decker Corp.                                  6,660          413,786
The Brink's Co.                                           8,100          277,425
Viad Corp.                                                4,500          121,545
--------------------------------------------------------------------------------
                                                                       1,607,940
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 5.7%
Archer-Daniels-Midland Co.                               19,000          318,820
Kimberly-Clark Corp.                                      4,300          283,284
--------------------------------------------------------------------------------
                                                                         602,104
--------------------------------------------------------------------------------

ENERGY -- 14.6%
Anadarko Petroleum Corp.                                  3,300          193,380
Apache Corp.                                             11,600          505,180
ConocoPhillips                                            5,600          427,224
Devon Energy Corp.                                        6,300          415,800
--------------------------------------------------------------------------------
                                                                       1,541,584
--------------------------------------------------------------------------------

FINANCIAL -- 12.0%
Allstate Corp.                                            9,000          418,950
Comerica, Inc.                                            4,000          219,520
U.S. Bancorp                                              8,200          225,992
Wells Fargo & Co.                                         4,000          228,920
Westpac Banking Corp. - ADR                               2,800          172,900
--------------------------------------------------------------------------------
                                                                       1,266,282
--------------------------------------------------------------------------------

HEALTH CARE -- 13.1%
Cardinal Health, Inc.                                     3,200          224,160
Johnson & Johnson                                         3,900          217,230
Manor Care, Inc.                                          5,300          173,204
Merck & Co., Inc.                                         3,500          166,250
PacifiCare Health Systems, Inc.*                         13,400          518,044
Pfizer, Inc.                                              2,400           82,272
--------------------------------------------------------------------------------
                                                                       1,381,160
--------------------------------------------------------------------------------

INDUSTRIAL -- 13.3%
Eaton Corp.                                               2,400          155,376
Fluor Corp.                                               8,000          381,360
Masco Corp.                                               4,000          124,720
Norfolk Southern Corp.                                    9,000          238,680
Parker Hannifin Corp.                                     1,750          104,055
Trinity Industries, Inc.                                 12,500          397,375
--------------------------------------------------------------------------------
                                                                       1,401,566
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Page 10                      Diamond Hill Funds Semi-Annual Report June 30, 2004

                           DIAMOND HILL LARGE CAP FUND
                       Schedule of Investments (Continued)
                            June 30, 2004 (Unaudited)

                                                       Shares          Value
--------------------------------------------------------------------------------
MATERIALS -- 12.9%
Bowater, Inc.                                           4,800           $199,632
MeadWestvaco Corp.                                     10,000            293,900
Phelps Dodge Corp.*                                     6,800            527,068
Weyerhaeuser Co.                                        5,400            340,848
--------------------------------------------------------------------------------
                                                                       1,361,448
--------------------------------------------------------------------------------

UTILITIES -- 3.0%
American Electric Power Co., Inc.                       4,500            144,000
Dominion Resources, Inc.                                2,700            170,316
--------------------------------------------------------------------------------
                                                                         314,316
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                   $9,476,400
--------------------------------------------------------------------------------

CASH EQUIVALENTS -- 9.5%
First American Government
 Obligations Fund - Class Y                           479,834           $479,834
First American Prime
 Obligations Fund - Class Y                           520,602            520,601
--------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS                                                $1,000,435
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 99.4%                                 $10,476,835
(Amortized Cost $8,492,560)

OTHER ASSETS IN EXCESS
 OF LIABILITIES -- 0.6%                                                   58,317

--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                                 $10,535,152
================================================================================

*     Non-income producing security.
ADR - American Depository Receipt
See accompanying notes to financial statements.

                       DIAMOND HILL FOCUS LONG-SHORT FUND
                             Schedule of Investments
                            June 30, 2004 (Unaudited)

                                                        Shares            Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 85.7%
CONSUMER DISCRETIONARY -- 20.2%
American Greetings Corp.* +                             56,000       $1,298,080
Belo Corp. +                                            25,000          671,250
CPI Corp.                                               30,700          451,904
Fortune Brands, Inc. +                                  10,000          754,300
The Black & Decker Corp. +                              17,000        1,056,210
The Brink's Co.                                         29,825        1,021,506
ValueVision Media, Inc.*                                33,000          429,660
Viad Corp.                                              24,000          648,240
--------------------------------------------------------------------------------
                                                                      6,331,150
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 3.2%
Archer-Daniels-Midland Co.                              60,000        1,006,800
--------------------------------------------------------------------------------

ENERGY -- 19.3%
Apache Corp. +                                          35,500        1,546,025
Cimarex Energy Co.* +                                   40,000        1,209,200
ConocoPhillips +                                        18,000        1,373,220
Devon Energy Corp.                                      19,100        1,260,600
Southwestern Energy Co.*                                23,000          659,410
--------------------------------------------------------------------------------
                                                                      6,048,455
--------------------------------------------------------------------------------

FINANCIAL -- 7.3%
Allstate Corp. +                                        24,000        1,117,200
U.S. Bancorp +                                          20,600          567,736
Wells Fargo & Co.                                       10,500          600,915
--------------------------------------------------------------------------------
                                                                      2,285,851
--------------------------------------------------------------------------------

HEALTH CARE -- 13.4%
Cardinal Health, Inc. +                                  9,000          630,450
Johnson & Johnson +                                     11,000          612,700
Merck & Co., Inc. +                                     12,900          612,750
PacifiCare Health Systems, Inc.* +                      60,000        2,319,600
--------------------------------------------------------------------------------
                                                                      4,175,500
--------------------------------------------------------------------------------

INDUSTRIAL -- 10.0%
Fluor Corp.                                             23,000        1,096,410
Norfolk Southern Corp.                                  28,000          742,560
Trinity Industries, Inc. +                              40,000        1,271,600
--------------------------------------------------------------------------------
                                                                      3,110,570
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Diamond Hill Funds Semi-Annual Report June 30, 2004                      Page 11

                       DIAMOND HILL FOCUS LONG-SHORT FUND
                       Schedule of Investments (Continued)
                            June 30, 2004 (Unaudited)

                                                       Shares             Value
--------------------------------------------------------------------------------

MATERIALS -- 12.3%
MeadWestvaco Corp.                                     34,500        $1,013,955
Phelps Dodge Corp.* +                                  22,400         1,736,224
Weyerhaeuser Co.                                       17,100         1,079,352
--------------------------------------------------------------------------------
                                                                      3,829,531
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                 $26,787,857
--------------------------------------------------------------------------------

CASH EQUIVALENTS -- 6.5%
First American Prime
 Obligations Fund - Class Y                         2,025,524        $2,025,524
--------------------------------------------------------------------------------

REGISTERED INVESTMENT COMPANIES -- 11.0%
Diamond Hill Short Term
 Fixed Income Fund - Class I^                         346,882        $3,437,598
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 103.2%                               $32,250,979
(Amortized Cost $26,311,027)

SEGREGATED CASH WITH BROKERS -- 33.9%                                10,576,150

SECURITIES SOLD SHORT -- (34.8)%
(Proceeds $8,861,142)                                               (10,863,365)

LIABILITIES IN EXCESS
 OF OTHER ASSETS -- (2.3%)                                             (724,727)

--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                                $31,239,037
================================================================================

*     Non-income producing security.
+ Security position is either entirely or partially held in a segregated account as collateral for securities sold short aggregating a total market value of $16,092,632.
^     Affiliated Fund, managed by Diamond Hill Capital Management, Inc.
See accompanying notes to financial statements.

                       DIAMOND HILL FOCUS LONG-SHORT FUND
                        Schedule of Securities Sold Short
                            June 30, 2004 (Unaudited)

                                                        Shares          Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 88.9%
CONSUMER DISCRETIONARY -- 40.1%
Amazon.com, Inc.*                                       21,100        $1,147,840
Appollo Group, Inc.*                                     2,800           247,212
Centex Corp.                                             9,000           411,750
Harley-Davidson, Inc.                                    3,000           185,820
Kohl's Corp.*                                           20,700           875,196
Panera Bread Co.*                                        4,000           143,520
Wal-Mart Stores, Inc.                                    4,700           247,972
Yahoo!, Inc.*                                           30,000         1,089,900
--------------------------------------------------------------------------------
                                                                       4,349,210
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 8.2%
Colgate-Palmolive Co.                                    7,000           409,150
Kraft Foods, Inc.                                       10,900           345,312
Pepsi Bottling Group, Inc.                               4,600           140,484
--------------------------------------------------------------------------------
                                                                         894,946
--------------------------------------------------------------------------------

INDUSTRIAL -- 6.3%
General Electric Co.                                    12,000           388,800
United Parcel Service, Inc.                              4,000           300,680
--------------------------------------------------------------------------------
                                                                         689,480
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 34.3%
Cisco Systems, Inc.*                                    25,000           592,500
Dell, Inc.*                                             10,000           358,200
EMC Corp.*                                              24,000           273,600
Intel Corp.                                             10,000           276,000
International Business Machines Corp.                    3,000           264,450
Juniper Networks, Inc.*                                 41,300         1,014,741
Lam Research Corp.*                                      7,400           198,320
National Semiconductor Corp.*                           30,000           659,700
Sun Microsystems, Inc.*                                 20,000            86,800
--------------------------------------------------------------------------------
                                                                       3,724,311
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS SOLD SHORT                                        $9,657,947
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Page 12                      Diamond Hill Funds Semi-Annual Report June 30, 2004

                       DIAMOND HILL FOCUS LONG-SHORT FUND
                  Schedule of Securities Sold Short (Continued)
                            June 30, 2004 (Unaudited)

                                                       Shares          Value
--------------------------------------------------------------------------------

EXCHANGE TRADED FUNDS -- 11.1%
CONGLOMERATES -- 5.2%
Nasdaq 100 Trust, Series I                             15,000           $566,250
--------------------------------------------------------------------------------

SEMICONDUCTORS -- 5.9%
Internet HOLDRs Trust*                                  5,000            321,900
Semiconductor HOLDRs Trust                              8,400            317,268
--------------------------------------------------------------------------------
                                                                         639,168
--------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(Proceeds $1,126,446)                                                 $1,205,418
--------------------------------------------------------------------------------

TOTAL SECURITIES SOLD SHORT
(Proceeds $8,861,142)                                                $10,863,365
================================================================================

*     Non-income producing security.
See accompanying notes to financial statements.

                       DIAMOND HILL BANK & FINANCIAL FUND
                             Schedule of Investments
                            June 30, 2004 (Unaudited)

                                                        Shares            Value
--------------------------------------------------------------------------------

PREFERRED STOCK -- 2.5%
FINANCE -- 2.5%
1st Source Capital Trust*                                2,200           $51,480
Lehman Brothers Holdings                                14,400           370,800
--------------------------------------------------------------------------------
TOTAL PREFERRED STOCK                                                   $422,280
--------------------------------------------------------------------------------

COMMON STOCKS -- 80.4%
CONSUMER FINANCE -- 1.2%
Countrywide Financial Corp.                              3,000          $210,750
--------------------------------------------------------------------------------

FINANCE - BANKS & THRIFTS -- 59.9%
1st Source Corp.                                        22,500           562,050
Bank of America Corp.                                    6,476           547,999
Capital Corp. of the West                                7,693           298,796
Citigroup, Inc.                                         15,000           697,500
Comerica, Inc.                                          12,700           696,976
Commercial Capital Bancorp, Inc.*                       21,264           369,356
Corus Bankshares, Inc.                                  10,000           411,100
Fifth Third Bancorp                                     11,000           591,580
First Republic Bank                                      4,800           206,784
First State Bancorp                                      8,100           248,832
Greater Bay Bancorp                                      7,000           202,300
Hanmi Financial Corp.                                   24,359           718,591
ITLA Capital Corp.*                                     11,202           454,465
MAF Bancorp, Inc.                                        9,589           409,259
Merchants Bancshares, Inc.                               5,081           133,376
National City Corp.                                     15,000           525,150
PNC Financial Services Group                             7,500           398,100
SouthTrust Corp.                                        11,000           426,910
Sovereign Bancorp, Inc.                                 20,510           453,271
U.S. Bancorp                                            28,300           779,948
Wells Fargo & Co.                                       12,800           732,544
Westpac Banking Corp. - ADR                              6,500           401,375
--------------------------------------------------------------------------------
                                                                      10,266,262
--------------------------------------------------------------------------------

FINANCIAL - DIVERSIFIED -- 8.0%
Federal Home Loan Mortgage Corp.                         8,200           519,060
Mellon Financial Corp.                                  12,000           351,960
Merrill Lynch & Co., Inc.                                9,400           507,412
--------------------------------------------------------------------------------
                                                                       1,378,432
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Diamond Hill Funds Semi-Annual Report June 30, 2004                      Page 13

                       DIAMOND HILL BANK & FINANCIAL FUND
                       Schedule of Investments (Continued)
                            June 30, 2004 (Unaudited)

                                                       Shares          Value
--------------------------------------------------------------------------------

INSURANCE -- 9.9%
Allstate Corp.                                         17,200           $800,660
Assurant, Inc.                                          8,950            236,101
Montpelier Re Holdings Ltd.                            12,500            436,875
SAFECO Corp.                                            5,000            220,000
--------------------------------------------------------------------------------
                                                                       1,693,636
--------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUST -- 1.4%
First Industrial Realty Trust, Inc.                     6,500            239,720
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                  $13,788,800
--------------------------------------------------------------------------------

REGISTERED INVESTMENT COMPANIES -- 3.5%
Diamond Hill Short Term
 Fixed Income Fund - Class I^                          61,380           $608,277
--------------------------------------------------------------------------------

CASH EQUIVALENTS -- 10.0%
First American Government
 Obligations Fund - Class Y                           854,190           $854,190
First American Prime
 Obligations Fund - Class Y                           854,190            854,190
--------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS                                                $1,708,380
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 96.4%                                 $16,527,737
(Amortized Cost $13,530,650)

OTHER ASSETS IN EXCESS
 OF LIABILITIES -- 3.6%                                                  610,566

--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                                 $17,138,303
================================================================================

*     Non-income producing security.
^     Affiliated Fund, managed by Diamond Hill Capital Management, Inc.
ADR - American Depository Receipt
See accompanying notes to financial statements.

                       DIAMOND HILL STRATEGIC INCOME FUND
                             Schedule of Investments
                            June 30, 2004 (Unaudited)

                                                        Shares          Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 8.9%
FINANCIAL SERVICES -- 1.0%
American Capital Strategies, Ltd.                       11,860          $332,317
--------------------------------------------------------------------------------

PIPELINES -- 3.0%
Energy Transfer Partners, L.P.                           6,800           265,472
Kaneb Pipe Line Partners, L.P.                           5,980           274,422
Pacific Energy Partners, L.P.                            5,800           151,032
Plains All American Pipeline, L.P.                       5,650           188,597
TEPPCO Partners, L.P.                                    4,190           159,555
--------------------------------------------------------------------------------
                                                                       1,039,078
--------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUST -- 4.9%
Agree Realty Corp.                                       4,800           121,440
Capital Automotive - REIT                                7,800           228,774
Crescent Real Estate Equities Co.                       14,000           225,680
First Industrial Realty Trust, Inc.                      8,000           295,040
Heritage Property Investment Trust                       9,600           259,776
Lexington Corporate Properties Trust                    13,200           262,812
RAIT Investment Trust                                   10,350           255,128
--------------------------------------------------------------------------------
                                                                       1,648,650
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                   $3,020,045
--------------------------------------------------------------------------------

PREFERRED STOCK -- 49.1%
Ace Capital Trust I                                     14,000           357,840
Alesco Preferred Funding III                            12,600         1,222,200
Alesco Preferred Funding IV                              4,000           400,000
Alexandria Real Estate Series B - REIT                   3,000            80,160
Alexandria Real Estate Series C - REIT                  14,500           363,860
Blackrock Preferred Opportunity Trust                   20,000           443,000
BSCH Finance Ltd.                                        7,800           204,360
Capital Automotive Series A - REIT                       2,000            47,700
Capital Automotive Series B - REIT                      12,000           302,280
CBL & Associates Series B - REIT                         6,000           316,800
CBL & Associates Series C - REIT                        19,000           480,510
Corporate Backed Trust
 Certificates, 7.75%                                     5,000           128,000
Corporate Backed Trust
 Certificates, 8.20%                                     5,000           129,750
Corporate Backed Trust
 Certificates, 8.25%                                     4,000           104,600
Corporate Office Series B - REIT                         9,000           224,550
Corporate Office Trust - REIT                            4,000           100,000
Corts-TR IV Safeco Capital I                             4,000           107,560
CPL Capital                                             27,000           677,430


--------------------------------------------------------------------------------
Page 14                      Diamond Hill Funds Semi-Annual Report June 30, 2004

                       DIAMOND HILL STRATEGIC INCOME FUND
                       Schedule of Investments (Continued)
                            June 30, 2004 (Unaudited)

                                                       Shares           Value
--------------------------------------------------------------------------------

PREFERRED STOCK -- 49.1% CONTINUED
Delphi Financial                                        4,000           $101,800
Developers Divers Realty, 8.00% - REIT                  2,000             50,800
Developers Divers Realty, 8.60% - REIT                  3,000             77,550
DQE Capital Corp.                                      26,000            657,800
Duke Capital Finance Trust III                         20,000            507,600
EIX Trust I                                             9,350            234,498
EIX Trust II                                           16,000            403,520
EnCana Corp.                                            6,000            153,120
Equity Inns, Inc.                                       7,000            175,700
Everest Re Capital Trust                                3,000             77,310
Grand Metro Delaware, L.P.                             10,000            259,200
Health Care REIT, Inc.                                 10,000            250,500
Household Capital Trust V                              12,000            316,200
Huntington Preferred
 Capital, Inc. - REIT                                  10,400            273,936
IBC Capital Finance II                                  5,000            131,500
Innkeepers USA Trust                                   16,000            385,600
J.P. Morgan Chase & Co.                                14,100            707,204
Lexington Corporate
 Property Trust - REIT                                 14,500            364,385
MBNA Capital                                            8,000            208,000
OGE Energy Capital                                      4,000            103,120
Parkway Properties, Inc. - REIT                         8,000            205,920
Preferredplus Trust                                    14,000            347,760
Provident Capital Trust III                            14,000            376,600
Provident Capital Trust IV                             12,500            335,500
PS Business Parks, Inc., 7.00% - REIT                  16,000            360,800
PS Business Parks, Inc., 8.75% - REIT                   4,000            105,200
PS Business Parks, Inc., 8.75% - REIT                   8,000            201,440
PSEG Funding Trust II                                  20,000            540,800
Saturns - AWE                                           5,800            159,906
Saturns - CZN                                           5,000            127,750
Saturns - FON                                          19,500            498,420
Telephone & Data Systems                                4,000            100,280
The Mills Corp. - REIT                                 28,100            736,501
Tommy Hilfiger USA, Inc.                                4,000            103,280
TXU Capital II                                         27,500            701,525
Westpac Capital Trust I                                 4,000            100,560
XL Capital Ltd.                                        14,000            368,900
Zions Capital Trust B                                   9,500            247,475
--------------------------------------------------------------------------------
TOTAL PREFERRED STOCK                                                $16,748,560
--------------------------------------------------------------------------------

REGISTERED INVESTMENT COMPANIES -- 2.6%
Eaton Vance Tax-Advantaged
 Dividend Income Fund                                   8,000           $147,520
Pimco High Income Fund                                 24,900            341,877
Western Asset/Claymore U.S. Treasury
 Inflation Protected Securities Fund                   29,800            385,016
--------------------------------------------------------------------------------
TOTAL REGISTERED
 INVESTMENT COMPANIES                                                   $874,413
--------------------------------------------------------------------------------

                                                    Par Value              Value
--------------------------------------------------------------------------------

CORPORATE BONDS -- 31.2%
CONSUMER, CYCLICAL -- 1.2%
Cox Communications, Inc.,
 7.50%, 8/15/04                                       $25,000            $25,148
Dana Corp., 10.13%, 3/15/10                            75,000             84,938
Echostar DBS Corp., 9.13%, 1/15/09                     68,000             74,545
Ford Motor Co., 8.88%, 4/1/06                         212,000            225,920
--------------------------------------------------------------------------------
                                                                         410,551
--------------------------------------------------------------------------------

CONSUMER, NON-CYCLICAL -- 2.6%
RJ Reynolds Tobacco Holdings,
 7.75%, 5/15/06                                       250,000            260,000
Royal Caribbean Cruises,
 8.00%, 5/15/10                                       155,000            167,013
Royal Caribbean Cruises,
 8.75%, 2/2/11                                        400,000            443,000
--------------------------------------------------------------------------------
                                                                         870,013
--------------------------------------------------------------------------------

FINANCE -- 13.5%
Ford Motor Credit Co.,
 5.35%, 11/20/06                                      100,000             99,762
Ford Motor Credit Co.,
 9.50%, 6/1/10                                        250,000            288,065
GATX Financial Corp.,
 6.88%, 11/1/04                                        50,000             50,834
GATX Financial Corp.,
 7.75%, 12/1/06                                       111,000            119,499
GATX Financial Corp.,
 8.88%, 6/1/09                                        100,000            112,196
International Bank Recon.
 & Dev., 7.00%, 11/24/15                              265,000            253,738
International Bank Recon.
 & Dev., 7.25%, 11/20/17                              200,000            179,020


--------------------------------------------------------------------------------
Diamond Hill Funds Semi-Annual Report June 30, 2004                      Page 15

                       DIAMOND HILL STRATEGIC INCOME FUND
                       Schedule of Investments (Continued)
                            June 30, 2004 (Unaudited)

                                                    Par Value              Value
--------------------------------------------------------------------------------
FINANCE -- 13.5% CONTINUED
Lehman Brothers Holdings,
 6.00%, 3/26/14                                      $315,000           $288,698
Morgan Stanley, 4.50%, 11/1/13                        275,000            273,721
Morgan Stanley, 3.69%, 5/1/14                         440,000            425,206
Royal Bank of Canada,
 5.75%, 4/23/09                                       400,000            345,999
SLM Corp., 4.25%, 10/1/10                             250,000            249,028
Tobacco Settlement Financing
 Corp., 5.92%, 6/1/12                                 270,000            257,845
UBS Ag Structured, 5.07%, 6/20/08                     750,000            733,124
UBS Ag Structured, 6.60%, 3/20/09                   1,000,000            951,449
--------------------------------------------------------------------------------
                                                                       4,628,184
--------------------------------------------------------------------------------

INDUSTRIAL -- 5.8%
D.R. Horton, Inc., 9.75%, 9/15/10                     100,000            115,875
Ft. James Corp., 6.88%, 9/15/07                        50,000             52,500
Georgia-Pacific Corp.,
 4.88%, 10/1/07                                       100,000             98,802
K.B. Home, 8.63%, 12/15/08                             90,000             96,750
K.B. Home, 7.75%, 2/1/10                              225,000            231,750
K.B. Home, 9.50%, 2/15/11                             300,000            330,750
Standard Pacific Corp.,
 6.88%, 5/15/11                                       350,000            342,125
Standard Pacific Corp.,
 7.75%, 3/15/13                                       300,000            302,250
Toll Corp., 8.25%, 2/1/11                             200,000            216,000
Toll Corp., 8.25%, 12/1/11                            175,000            189,875
--------------------------------------------------------------------------------
                                                                       1,976,677
--------------------------------------------------------------------------------

RETAIL -- 4.1%
American Greetings, 6.10%, 8/1/28                     480,000            490,800
Penney (J.C.) Co., Inc., 6.00%, 5/1/06                513,000            518,771
Penney (J.C.) Co., Inc., 9.75%, 6/15/21               186,000            191,580
Tommy Hilfiger USA, Inc., 6.85%, 6/1/08               200,000            200,250
--------------------------------------------------------------------------------
                                                                       1,401,401
--------------------------------------------------------------------------------

TECHNOLOGY -- 0.9%
Unisys Corp., 7.88%, 4/1/08                           285,000            291,413
--------------------------------------------------------------------------------

TRANSPORTATION -- 0.1%
Northwest Air, Inc., 7.63%, 3/15/05                    25,000             24,500
--------------------------------------------------------------------------------

UTILITIES -- 3.0%
International Telephone,
 7.50%, 7/1/11                                         40,000             40,031
PSEG Energy Holdings,
 7.75%, 4/16/07                                       635,000            665,163
PSEG Energy Holdings,
 8.63%, 2/15/08                                       300,000            322,500
--------------------------------------------------------------------------------
                                                                       1,027,694
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS                                                $10,630,433
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 4.1%
FHLB, 7.00%, 10/21/11                                 500,000           $464,950
FHLB, 8.25%, 2/27/19                                  500,000            440,100
FHLB, 6.04%, 5/13/19                                  500,000            494,000
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT
 AGENCY OBLIGATIONS                                                   $1,399,050
--------------------------------------------------------------------------------

                                                       Shares              Value
--------------------------------------------------------------------------------

CASH EQUIVALENTS -- 3.8%
First American Prime
 Obligations Fund - Class Y                         1,289,226         $1,289,226
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 99.7%
(Amortized Cost $34,640,811)                                         $33,961,727

SEGREGATED CASH WITH BROKERS -- 0.0%                                       3,999

OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.3%                            118,031

================================================================================
NET ASSETS -- 100.0%                                                 $34,083,757
================================================================================

REIT - Real Estate Investment Trust
See accompanying notes to financial statements.


--------------------------------------------------------------------------------
Page 16                      Diamond Hill Funds Semi-Annual Report June 30, 2004

                    DIAMOND HILL SHORT TERM FIXED INCOME FUND
                             Schedule of Investments
                            June 30, 2004 (Unaudited)

                                                    Par Value             Value
--------------------------------------------------------------------------------

CORPORATE BONDS -- 51.1%
CONSUMER CYCLICALS -- 9.2%
Echostar DBS Corp., 10.38%, 10/1/07                  $100,000          $106,875
Ford Motor Co., 8.88%, 4/1/06                         200,000           213,133
General American Transportation,
 8.63%, 12/1/04                                       311,000           318,988
--------------------------------------------------------------------------------
                                                                        638,996
--------------------------------------------------------------------------------

CONSUMER, NON-CYCLICAL -- 6.0%
Carnival Corp., 7.05%, 5/15/05                         50,000            51,710
RJ Reynolds Tobacco Holdings,
 7.75%, 5/15/06                                        75,000            78,000
Royal Caribbean Cruises,
 8.13%, 7/28/04                                       100,000           100,344
Royal Caribbean Cruises,
 8.25%, 4/1/05                                        105,000           108,676
Royal Caribbean Cruises,
 7.25%, 8/15/06                                        75,000            79,031
--------------------------------------------------------------------------------
                                                                        417,761
--------------------------------------------------------------------------------

FINANCE -- 1.4%
Ford Motor Credit Co.,
 5.35%, 11/20/06                                       50,000            49,881
General Motors Acceptance
 Corp., 7.50%, 7/15/05                                 48,000            50,141
--------------------------------------------------------------------------------
                                                                        100,022
--------------------------------------------------------------------------------

INDUSTRIAL -- 10.7%
American Standard, Inc.,
 7.38%, 4/15/05                                        45,000            46,463
Fort James Corp., 6.63%, 9/15/04                       75,000            75,563
Fort James Corp., 6.88%, 9/15/07                      120,000           126,000
Georgia-Pacific Corp., 7.50%, 5/15/06                  80,000            84,800
Kaufman & Broad Home Corp.,
 7.75%, 10/15/04                                      350,000           354,374
Waste Management, Inc.,
 7.00%, 5/15/05                                        52,000            53,430
--------------------------------------------------------------------------------
                                                                        740,630
--------------------------------------------------------------------------------

MANUFACTURING -- 1.5%
Tyco International Group SA,
 6.38%, 6/15/05                                       100,000           103,094
--------------------------------------------------------------------------------

MEDICAL PRODUCTS -- 1.1%
Mallinckrodt, Inc., 6.75%, 9/15/05                     75,000            77,904
--------------------------------------------------------------------------------

OFFICE EQUIPMENT AND SERVICES -- 1.6%
Xerox Corp., 7.15%, 8/1/04                            111,000           111,351
--------------------------------------------------------------------------------

RETAIL -- 1.6%
Penney (J.C.) Co., Inc., 6.00%, 5/1/06                111,000           112,249
--------------------------------------------------------------------------------

TECHNOLOGY -- 12.4%
Electronic Data Systems Corp.,
 6.85%, 10/15/04                                      150,000           151,497
Electronic Data Systems Corp.,
 7.13%, 5/15/05                                        25,000            25,793
Sun Microsystems, Inc.,
 7.35%, 8/15/04                                       275,000           276,622
Unisys Corp., 7.25%, 1/15/05                          225,000           229,500
Unisys Corp., 7.88%, 4/1/08                           175,000           178,938
--------------------------------------------------------------------------------
                                                                        862,350
--------------------------------------------------------------------------------

UTILITIES -- 5.6%
Duke Capital Corp., 7.25%, 10/1/04                     54,000            54,640
GTE Hawaiian Telephone,
 6.75%, 2/15/05                                        40,000            40,660
Indiana Michigan Power,
 6.13%, 12/15/06                                      100,000           105,801
Oneok, Inc., 7.75%, 8/15/06                            50,000            54,211
PSEG Energy Holdings,
 8.63%, 2/15/08                                       125,000           134,376
--------------------------------------------------------------------------------
                                                                        389,688
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS                                                $3,554,045
--------------------------------------------------------------------------------

MORTGAGE-BACKED SECURITIES -- 36.5%
FHLMC PC Gold Balloon RST,
 6.00%, 11/1/06                                       $37,080           $38,052
FHLMC PC Gold Balloon RST,
 5.00%, 3/1/08                                        138,217           140,932
FHLMC PC Gold Balloon RST,
 6.00%, 7/1/08                                         53,606            54,977
FHLMC PC Gold Balloon RST,
 5.50%, 8/1/08                                         93,603            95,631
FHLMC PC Gold Balloon RST,
 5.00%, 11/1/08                                        53,868            54,711
FHLMC PC Gold Balloon RST,
 5.00%, 11/1/09                                       242,647           246,331
FHLMC PC Gold Balloon RST,
 4.50%, 4/1/10                                        281,277           280,725
FHLMC PC Gold Balloon RST,
 4.00%, 7/1/10                                        244,622           239,510
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Diamond Hill Funds Semi-Annual Report June 30, 2004                      Page 17

                    DIAMOND HILL SHORT TERM FIXED INCOME FUND
                       Schedule of Investments (Continued)
                            June 30, 2004 (Unaudited)

                                                    Par Value             Value
--------------------------------------------------------------------------------

MORTGAGE-BACKED SECURITIES -- 36.5% CONTINUED
FHLMC Pool M90735, 5.00%, 6/1/07                     $160,770          $163,747
FHLMC Pool N90748, 5.00%, 8/1/07                      118,197           120,385
FHLMC Pool N97967, 6.00%, 5/1/05                       79,189            81,078
FHLMC Pool N98137, 5.00%, 11/1/05                     115,050           116,724
FNMA, 6.00%, 1/1/05                                   226,755           228,658
FNMA, 6.00%, 4/1/05                                    75,105            76,715
FNMA, 6.00%, 9/1/05                                   242,173           247,364
FNMA, 5.50%, 1/1/06                                    36,287            36,725
FNMA, 5.50%, 4/1/06                                    67,755            68,827
FNMA, 5.00%, 2/1/09                                   224,842           228,211
GMAC Mortgage Corp. Loan
 Trust, 5.75%, 11/25/32                                19,302            19,316
--------------------------------------------------------------------------------
TOTAL MORTGAGE-BACKED SECURITIES                                     $2,538,619
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 10.5%
FHLB, 3.63%, 12/29/06                                 200,000           200,683
FHLB, 3.88%, 11/28/07                                 100,000           100,006
FHLB, 3.50%, 4/1/08                                    25,000            24,720
FHLB, 3.63%, 11/28/08                                  25,000            24,554
FHLB, 3.25%, 12/30/08                                 100,000            96,568
FHLMC, 3.38%, 4/23/08                                 200,000           196,807
FNMA, 5.50%, 4/1/06                                    40,275            40,912
FNMA, 4.00%, 8/13/10                                   50,000            48,292
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT
 AGENCY OBLIGATIONS                                                    $732,542
--------------------------------------------------------------------------------

                                                       Shares             Value
--------------------------------------------------------------------------------

CASH EQUIVALENTS -- 5.2%
First American Government
 Obligations Fund - Class Y                            35,588            35,588
First American Prime
 Obligations Fund - Class Y                           322,483           322,483
--------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS                                                 $358,071
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 103.3%
(Amortized Cost $7,202,028)                                          $7,183,277

LIABILITIES IN EXCESS
 OTHER ASSETS -- (3.3%)                                                (232,535)

--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                                 $6,950,742
================================================================================
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corp.
FNMA - Federal National Mortgage Assoc.
See accompanying notes to financial statements.


--------------------------------------------------------------------------------
Page 18                      Diamond Hill Funds Semi-Annual Report June 30, 2004

                               DIAMOND HILL FUNDS
                       Statements of Assets & Liabilities
                            June 30, 2004 (Unaudited)


                                                                                                FOCUS
                                                            SMALL CAP       LARGE CAP      LONG-SHORT
                                                                 FUND            FUND            FUND
------------------------------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At amortized cost                                      $ 18,773,675    $  8,492,560    $ 26,311,027
                                                         ---------------------------------------------
  Non-affiliated securities, at market value             $ 23,096,403    $ 10,476,835    $ 28,813,381
  Affiliated securities, at market value                    2,019,241              --       3,437,598
Deposits with brokers for securities sold short                    --              --      10,576,150
Cash                                                        1,508,151              --              --
Receivable for securities sold                                     --              --         561,729
Receivable for fund shares issued                             165,401         387,354         170,003
Receivable for dividends and interest                          22,073          17,030          40,237
                                                         ---------------------------------------------
TOTAL ASSETS                                               26,811,269      10,881,219      43,599,098
                                                         ---------------------------------------------

LIABILITIES
Securities sold short, at value (proceeds $8,861,142)              --              --      10,863,365
Dividends payable                                                  --              --              --
Payable for securities purchased                            1,222,676         320,373       1,399,471
Payable for dividends on securities sold short                     --              --           4,722
Payable for fund shares redeemed                               75,000           8,882          24,592
Payable to Investment Adviser                                  15,636           5,574          22,204
Accrued distribution and service fees                          30,303           7,655          34,605
Other accrued expenses and liabilities                          8,847           3,583          11,102
                                                         ---------------------------------------------
TOTAL LIABILITIES                                           1,352,462         346,067      12,360,061
                                                         ---------------------------------------------

NET ASSETS                                               $ 25,458,807    $ 10,535,152    $ 31,239,037
                                                         =============================================
COMPONENTS OF NET ASSETS
Paid-in capital                                          $ 18,407,550    $  8,786,413    $ 27,313,621
Accumulated net investment income (loss)                     (104,598)          5,139         (49,118)
Accumulated net realized gains (losses) from
    investment transactions                                   813,886        (240,675)         36,805
Unrealized appreciation (depreciation) on investments       6,341,969       1,984,275       3,937,729
                                                         ---------------------------------------------
Net Assets                                               $ 25,458,807    $ 10,535,152    $ 31,239,037
                                                         =============================================

PRICING OF CLASS A SHARES
Net assets attributable to Class A shares                $ 16,401,283    $  9,038,841    $ 21,288,908
                                                         =============================================
Shares of beneficial interest outstanding
 (unlimited number of shares authorized, no par value)        882,647         807,570       1,714,150
                                                         =============================================
Net asset value and redemption price per share           $      18.58    $      11.19    $      12.42
                                                         =============================================
Maximum offering price per share                         $      19.71    $      11.87    $      13.18
                                                         =============================================

PRICING OF CLASS C SHARES
Net assets attributable to Class C shares                $  9,057,524    $  1,496,311    $  9,950,129
                                                         =============================================
Shares of beneficial interest outstanding
 (unlimited number of shares authorized, no par value)        500,279         135,570         822,814
                                                         =============================================
Net asset value, offering price and
  redemption price per share (A)                         $      18.10    $      11.04    $      12.09
                                                         =============================================

PRICING OF CLASS I SHARES
Net assets attributable to Class I shares                $         --    $         --    $         --
                                                         =============================================
Shares of beneficial interest outstanding
 (unlimited number of shares authorized, no par value)             --              --              --
                                                         =============================================
Net asset value, offering price and
  redemption price per share                             $         --    $         --    $         --
                                                         =============================================

                                                                                          SHORT TERM
                                                               BANK &      STRATEGIC           FIXED
                                                            FINANCIAL         INCOME          INCOME
                                                                 FUND           FUND            FUND
----------------------------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At amortized cost                                      $ 13,530,650   $ 34,640,811    $  7,202,028
                                                         -------------------------------------------
  Non-affiliated securities, at market value             $ 15,919,460   $ 33,961,727    $  7,183,277
  Affiliated securities, at market value                      608,277             --              --
Deposits with brokers for securities sold short                    --          3,999              --
Cash                                                          420,674             --              --
Receivable for securities sold                                141,967             --              --
Receivable for fund shares issued                              60,422         28,572              --
Receivable for dividends and interest                          55,601        216,662          75,605
                                                         -------------------------------------------
TOTAL ASSETS                                               17,206,401     34,210,960       7,258,882
                                                         -------------------------------------------

LIABILITIES
Securities sold short, at value (proceeds $8,861,142)              --             --              --
Dividends payable                                                  --         30,599              --
Payable for securities purchased                                1,482             --         304,008
Payable for dividends on securities sold short                     --             --              --
Payable for fund shares redeemed                               31,978         28,942              --
Payable to Investment Adviser                                  13,748         13,669           1,542
Accrued distribution and service fees                          14,703         41,691             277
Other accrued expenses and liabilities                          6,187         12,302           2,313
                                                         -------------------------------------------
TOTAL LIABILITIES                                              68,098        127,203         308,140
                                                         -------------------------------------------

NET ASSETS                                               $ 17,138,303   $ 34,083,757    $  6,950,742
                                                         ===========================================
COMPONENTS OF NET ASSETS
Paid-in capital                                          $ 12,441,127   $ 34,013,176    $  7,012,713
Accumulated net investment income (loss)                       44,124             --              --
Accumulated net realized gains (losses) from
    investment transactions                                 1,655,965        749,665         (43,220)
Unrealized appreciation (depreciation) on investments       2,997,087       (679,084)        (18,751)
                                                         -------------------------------------------
Net Assets                                               $ 17,138,303   $ 34,083,757    $  6,950,742
                                                         ===========================================

PRICING OF CLASS A SHARES
Net assets attributable to Class A shares                $ 14,618,219   $ 22,523,034    $    473,566
                                                         ===========================================
Shares of beneficial interest outstanding
 (unlimited number of shares authorized, no par value)        774,142      2,010,658          47,744
                                                         ===========================================
Net asset value and redemption price per share           $      18.88   $      11.20    $       9.92
                                                         ===========================================
Maximum offering price per share                         $      20.03   $      11.76    $       9.94
                                                         ===========================================

PRICING OF CLASS C SHARES
Net assets attributable to Class C shares                $  2,520,084   $ 11,560,723    $         --
                                                         ===========================================
Shares of beneficial interest outstanding
 (unlimited number of shares authorized, no par value)        138,051      1,032,311              --
                                                         ===========================================
Net asset value, offering price and
  redemption price per share (A)                         $      18.25   $      11.20    $         --
                                                         ===========================================

PRICING OF CLASS I SHARES
Net assets attributable to Class I shares                $         --   $         --    $  6,477,176
                                                         ===========================================
Shares of beneficial interest outstanding
 (unlimited number of shares authorized, no par value)             --             --         653,644
                                                         ===========================================
Net asset value, offering price and
  redemption price per share                             $         --   $         --    $       9.91
                                                         ===========================================

(A) Redemption price per share varies based upon holding period. See accompanying notes to financial statements.


--------------------------------------------------------------------------------
Diamond Hill Funds Semi-Annual Report June 30, 2004                      Page 19

                               DIAMOND HILL FUNDS
                            Statements of Operations
               For the six months ended June 30, 2004 (Unaudited)

                                                                                                                         SHORT TERM
                                                                                 FOCUS         BANK &      STRATEGIC          FIXED
                                               SMALL CAP      LARGE CAP     LONG-SHORT      FINANCIAL         INCOME         INCOME
                                                    FUND           FUND           FUND           FUND           FUND           FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends from non-affiliated securities     $    68,347    $    69,427    $   143,525    $   171,850    $   634,251    $       592
Dividends from affiliated securities              15,515             --         48,217          8,729             --             --
Interest                                           4,390          1,169         21,965          3,067        381,456         95,597
                                             ---------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                           88,252         70,596        213,707        183,646      1,015,707         96,189
                                             ---------------------------------------------------------------------------------------

EXPENSES:
Investment Advisory fees                          86,669         30,967        121,431         80,365         77,984          8,958
Administration fees                               48,751         19,907         60,715         36,164         70,185         13,438
Distribution fees - Class A                       16,968          9,885         23,886         17,300         25,930            542
Distribution and service fees - Class C           40,462          4,698         39,379         11,167         52,249             --
Trustees fees                                      1,000          1,000          1,000          1,000          1,000          1,000
Dividend expense on securities sold short             --             --         17,414             --             --             --
                                             ---------------------------------------------------------------------------------------
TOTAL EXPENSES                                   193,850         66,457        263,825        145,996        227,348         23,938
Trustee fees reimbursed by the
  Investment Advisers                             (1,000)        (1,000)        (1,000)        (1,000)        (1,000)        (1,000)
                                             ---------------------------------------------------------------------------------------
NET EXPENSES                                     192,850         65,457        262,825        144,996        226,348         22,938
                                             ---------------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)                    (104,598)         5,139        (49,118)        38,650        789,359         73,251
                                             ---------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS
Net realized gains (losses) from security
  transactions                                 1,019,263        196,042        256,496      1,256,859        395,578         (4,583)
Net change in unrealized
  appreciation/depreciation
  on Investments                               1,221,354        520,349      1,365,028       (479,187)    (1,583,956)       (31,918)
                                             ---------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS                               2,240,617        716,391      1,621,524        777,672     (1,188,378)       (36,501)
                                             ---------------------------------------------------------------------------------------

NET CHANGES IN NET ASSETS FROM OPERATIONS    $ 2,136,019    $   721,530    $ 1,572,406    $   816,322    $  (399,019)   $    36,750
                                             =======================================================================================

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
Page 20                      Diamond Hill Funds Semi-Annual Report June 30, 2004

                               DIAMOND HILL FUNDS
                       Statements of Changes in Net Assets

                                                                          SMALL CAP FUND                      LARGE CAP FUND
                                                                 -------------------------------     -------------------------------
                                                                    SIX MONTHS                         SIX MONTHS
                                                                         ENDED      FOR THE YEAR            ENDED       FOR THE YEAR
                                                                      JUNE 30,             ENDED         JUNE 30,              ENDED
                                                                          2004      DECEMBER 31,             2004       DECEMBER 31,
                                                                   (UNAUDITED)              2003      (UNAUDITED)               2003
                                                                 -------------------------------     -------------------------------
FROM OPERATIONS
Net investment income (loss)                                     $   (104,598)     $   (122,735)     $      5,139      $     26,411
Net realized gains (losses) from investment transactions            1,019,263          (180,776)          196,042            19,475
Net change in unrealized appreciation/depreciation on investments   1,221,354         6,077,295           520,349         1,459,861
                                                                 -------------------------------     -------------------------------
NET CHANGE IN NET ASSETS FROM OPERATIONS                            2,136,019         5,773,784           721,530         1,505,747
                                                                 -------------------------------     -------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income - Class A                                       --                --                --           (26,310)
From net investment income - Class C                                       --                --                --              (332)
From net realized gains on investments - Class A                           --           (60,726)               --                --
From net realized gains on investments - Class C                           --           (38,074)               --                --
                                                                 -------------------------------     -------------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                  --           (98,800)               --           (26,642)
                                                                 -------------------------------     -------------------------------

FROM CAPITAL TRANSACTIONS
CLASS A
Proceeds from shares sold                                           5,080,695         4,717,961         2,771,409         2,745,439
Reinvested distributions                                                   --            55,393                --            25,390
Payments for shares redeemed                                       (1,966,118)       (2,793,897)         (811,522)         (952,674)
                                                                 -------------------------------     -------------------------------
NET INCREASE IN NET ASSETS FROM CLASS A
  SHARE TRANSACTIONS                                                3,114,577         1,979,457         1,959,887         1,818,155
                                                                 -------------------------------     -------------------------------

CLASS C
Proceeds from shares sold                                           2,126,198         2,637,880           592,821           784,890
Reinvested distributions                                                   --            31,461                --               308
Payments for shares redeemed                                       (1,049,015)       (2,697,694)          (47,250)         (334,046)
                                                                 -------------------------------     -------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CLASS C
  SHARE TRANSACTIONS                                                1,077,183           (28,353)          545,571           451,152
                                                                 -------------------------------     -------------------------------

TOTAL INCREASE IN NET ASSETS                                        6,327,779         7,626,088         3,226,988         3,748,412

NET ASSETS
Beginning of period                                                19,131,028        11,504,940         7,308,164         3,559,752
                                                                 -------------------------------     -------------------------------
End of period                                                    $ 25,458,807      $ 19,131,028      $ 10,535,152      $  7,308,164
                                                                 ===============================     ===============================

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
Diamond Hill Funds Semi-Annual Report June 30, 2004                      Page 21

                               DIAMOND HILL FUNDS
                       Statements of Changes in Net Assets

                                                                       FOCUS LONG-SHORT FUND               BANK & FINANCIAL FUND
                                                                 -------------------------------     -------------------------------
                                                                    SIX MONTHS                         SIX MONTHS
                                                                         ENDED      FOR THE YEAR            ENDED       FOR THE YEAR
                                                                      JUNE 30,             ENDED         JUNE 30,              ENDED
                                                                          2004      DECEMBER 31,             2004       DECEMBER 31,
                                                                   (UNAUDITED)              2003      (UNAUDITED)               2003
                                                                 -------------------------------     -------------------------------
FROM OPERATIONS
Net investment income (loss)                                     $    (49,118)     $    (31,638)     $     38,650      $     39,852
Net realized gains from investment transactions                       256,496           232,884         1,256,859         1,345,518
Net change in unrealized appreciation/depreciation on investments   1,365,028         3,103,206          (479,187)        2,390,948
                                                                 -------------------------------     -------------------------------
NET CHANGE IN NET ASSETS FROM OPERATIONS                            1,572,406         3,304,452           816,322         3,776,318
                                                                 -------------------------------     -------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income - Class A                                       --                --                --           (39,852)
From net realized gains on investments - Class A                           --                --                --          (843,497)
From net realized gains on investments - Class C                           --                --                --          (141,927)
                                                                 -------------------------------     -------------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                  --                --                --        (1,025,276)
                                                                 -------------------------------     -------------------------------

FROM CAPITAL TRANSACTIONS
CLASS A
Proceeds from shares sold                                           6,023,771         6,620,918         3,402,356         3,489,934
Reinvested distributions                                                   --                --                --           807,819
Payments for shares redeemed                                       (2,084,659)       (4,504,896)       (1,954,725)       (4,251,333)
                                                                 -------------------------------     -------------------------------
NET INCREASE IN NET ASSETS FROM CLASS A
   SHARE TRANSACTIONS                                               3,939,112         2,116,022         1,447,631            46,420
                                                                 -------------------------------     -------------------------------

CLASS C
Proceeds from shares sold                                           3,154,227         4,166,785           611,776           842,497
Reinvested distributions                                                   --                --                --           105,945
Payments for shares redeemed                                          (33,181)         (666,385)         (174,151)          (78,803)
                                                                 -------------------------------     -------------------------------
NET INCREASE IN NET ASSETS FROM CLASS C
  SHARE TRANSACTIONS                                                3,121,046         3,500,400           437,625           869,639
                                                                 -------------------------------     -------------------------------

TOTAL INCREASE IN NET ASSETS                                        8,632,564         8,920,874         2,701,578         3,667,101

NET ASSETS
Beginning of period                                                22,606,473        13,685,599        14,436,725        10,769,624
                                                                 -------------------------------     -------------------------------
End of period                                                    $ 31,239,037      $ 22,606,473      $ 17,138,303      $ 14,436,725
                                                                 ===============================     ===============================

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
Page 22                      Diamond Hill Funds Semi-Annual Report June 30, 2004

                               DIAMOND HILL FUNDS
                       Statements of Changes in Net Assets

                                                                            STRATEGIC                           SHORT TERM
                                                                             INCOME                            FIXED INCOME
                                                                              FUND                                FUND
                                                                 -------------------------------     -------------------------------
                                                                    SIX MONTHS                         SIX MONTHS
                                                                         ENDED      FOR THE YEAR            ENDED       FOR THE YEAR
                                                                      JUNE 30,             ENDED         JUNE 30,              ENDED
                                                                          2004      DECEMBER 31,             2004       DECEMBER 31,
                                                                   (UNAUDITED)              2003      (UNAUDITED)               2003
                                                                 -------------------------------     -------------------------------
FROM OPERATIONS
Net investment income                                            $    789,359      $    709,531      $     73,251      $     98,341
Net realized gains (losses) from investment transactions              395,578           549,468            (4,583)            3,046
Net change in unrealized appreciation/depreciation on investments  (1,583,956)          858,518           (31,918)           (9,909)
                                                                 -------------------------------     -------------------------------
NET CHANGE IN NET ASSETS FROM OPERATIONS                             (399,019)        2,117,517            36,750            91,478
                                                                 -------------------------------     -------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income - Class A                                 (551,322)         (549,681)           (6,145)          (15,150)
From net investment income - Class C                                 (238,037)         (159,850)               --                --
From net investment income - Class I                                       --                --           (85,512)         (100,825)
From net realized gains on investments - Class A                           --          (136,498)               --                --
From net realized gains on investments - Class C                           --           (61,355)               --                --
                                                                 -------------------------------     -------------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS            (789,359)         (907,384)          (91,657)         (115,975)
                                                                 -------------------------------     -------------------------------

FROM CAPITAL TRANSACTIONS
CLASS A
Proceeds from shares sold                                           5,883,491        14,442,711            77,776           328,829
Reinvested distributions                                              521,907           640,414             6,080            15,004
Payments for shares redeemed                                       (1,041,477)         (196,825)          (79,552)         (585,943)
                                                                 -------------------------------     -------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CLASS A
  SHARE TRANSACTIONS                                                5,363,921        14,886,300             4,304          (242,110)
                                                                 -------------------------------     -------------------------------

CLASS C
Proceeds from shares sold                                           4,293,350         8,291,544                --                --
Reinvested distributions                                              158,677           147,547                --                --
Payments for shares redeemed                                         (895,050)         (370,103)               --                --
                                                                 -------------------------------     -------------------------------
NET INCREASE IN NET ASSETS FROM CLASS C
  SHARE TRANSACTIONS                                                3,556,977         8,068,988                --                --
                                                                 -------------------------------     -------------------------------

CLASS I
Proceeds from shares sold                                                  --                --         1,200,000         5,400,000
Reinvested distributions                                                   --                --            84,713            99,941
Payments for shares redeemed                                               --                --          (314,315)       (2,328,483)
                                                                 -------------------------------     -------------------------------
NET INCREASE IN NET ASSETS FROM CLASS I
  SHARE TRANSACTIONS                                                       --                --           970,398         3,171,458
                                                                 -------------------------------     -------------------------------

TOTAL INCREASE IN NET ASSETS                                        7,732,520        24,165,421           919,795         2,904,851

NET ASSETS
Beginning of period                                                26,351,237         2,185,816         6,030,947         3,126,096
                                                                 -------------------------------     -------------------------------
End of period                                                    $ 34,083,757      $ 26,351,237      $  6,950,742      $  6,030,947
                                                                 ===============================     ===============================

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
Diamond Hill Funds Semi-Annual Report June 30, 2004                      Page 23

                               DIAMOND HILL FUNDS
                     Schedule of Capital Share Transactions

                                                 SMALL CAP FUND                  LARGE CAP FUND           FOCUS LONG-SHORT FUND
------------------------------------------------------------------------------------------------------------------------------------
                                          SIX MONTHS          FOR THE     SIX MONTHS         FOR THE     SIX MONTHS         FOR THE
                                               ENDED             YEAR          ENDED            YEAR          ENDED            YEAR
                                            JUNE 30,            ENDED       JUNE 30,           ENDED       JUNE 30,           ENDED
                                                2004     DECEMBER 31,           2004    DECEMBER 31,           2004    DECEMBER 31,
                                         (UNAUDITED)             2003    (UNAUDITED)            2003    (UNAUDITED)            2003
------------------------------------------------------------------------------------------------------------------------------------
SHARES
CLASS A SHARES:
  Issued                                     287,785          333,349        262,703         312,773        507,643         632,778
  Reinvested                                      --            3,386             --           2,457             --              --
  Redeemed                                  (113,700)        (214,787)       (77,691)       (112,141)      (174,220)       (456,822)
                                         -------------------------------------------------------------------------------------------
  Net increase in shares outstanding         174,085          121,948        185,012         203,089        333,423         175,956
  Shares outstanding, beginning of period    708,562          586,614        622,558         419,469      1,380,727       1,204,771
                                         -------------------------------------------------------------------------------------------
  Shares outstanding, end of period          882,647          708,562        807,570         622,558      1,714,150       1,380,727
                                         -------------------------------------------------------------------------------------------
CLASS C SHARES:
  Issued                                     122,733          189,406         55,135          90,686        268,971         392,608
  Reinvested                                      --            1,966             --              30             --              --
  Redeemed                                   (60,903)        (194,823)        (4,645)        (38,871)        (2,815)        (66,137)
                                         -------------------------------------------------------------------------------------------
  Net increase (decrease) in shares
   outstanding                                61,830           (3,451)        50,490          51,845        266,156         326,471
  Shares outstanding, beginning of period    438,449          441,900         85,080          33,235        556,658         230,187
                                         -------------------------------------------------------------------------------------------
  Shares outstanding, end of period          500,279          438,449        135,570          85,080        822,814         556,658
                                         -------------------------------------------------------------------------------------------

                                                                                                               SHORT TERM FIXED
                                              BANK & FINANCIAL FUND          STRATEGIC INCOME FUND               INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------
                                          SIX MONTHS          FOR THE     SIX MONTHS         FOR THE     SIX MONTHS         FOR THE
                                               ENDED             YEAR          ENDED            YEAR          ENDED            YEAR
                                            JUNE 30,            ENDED       JUNE 30,           ENDED       JUNE 30,           ENDED
                                                2004     DECEMBER 31,           2004    DECEMBER 31,           2004    DECEMBER 31,
                                         (UNAUDITED)             2003    (UNAUDITED)            2003    (UNAUDITED)            2003
------------------------------------------------------------------------------------------------------------------------------------
SHARES
CLASS A SHARES:
  Issued                                     185,535          217,138        508,050       1,304,876          7,845          32,706
  Reinvested                                      --           46,038         45,481          56,609            609           1,493
  Redeemed                                  (106,809)        (300,166)       (90,529)        (17,303)        (7,939)        (58,298)
                                         -------------------------------------------------------------------------------------------
  Net increase (decrease) in shares
    outstanding                               78,726          (36,990)       463,002       1,344,182            515         (24,099)
  Shares outstanding, beginning of period    695,416          732,406      1,547,656         203,474         47,229          71,328
                                         -------------------------------------------------------------------------------------------
  Shares outstanding, end of period          774,142          695,416      2,010,658       1,547,656         47,744          47,229
                                         -------------------------------------------------------------------------------------------
CLASS C / I SHARES(A):
  Issued                                      34,314           53,252        369,355         738,922        120,990         538,662
  Reinvested                                      --            6,250         13,837          12,951          8,499           9,962
  Redeemed                                    (9,794)          (5,047)       (78,836)        (33,010)       (31,411)       (231,916)
                                         -------------------------------------------------------------------------------------------
  Net increase in shares outstanding          24,520           54,455        304,356         718,863         98,078         316,708
  Shares outstanding, beginning of period    113,531           59,076        727,955           9,092        555,566         238,858
                                         -------------------------------------------------------------------------------------------
  Shares outstanding, end of period          138,051          113,531      1,032,311         727,955        653,644         555,566
                                         -------------------------------------------------------------------------------------------

(A) Represents Class C shares for the Bank & Financial Fund and the Strategic Income Fund, and Class I shares for the Short Term Fixed Income Fund.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
Page 24                      Diamond Hill Funds Semi-Annual Report June 30, 2004

                               DIAMOND HILL FUNDS
                              Financial Highlights
                 For a share outstanding throughout each period.

                                               SIX MONTHS
                                                    ENDED
                                                  JUNE 30,        YEAR ENDED       YEAR ENDED     PERIOD ENDED      PERIOD ENDED
                                                      2004      DECEMBER 31,     DECEMBER 31,     DECEMBER 31,      FEBRUARY 28,
DIAMOND HILL SMALL CAP FUND - CLASS A          (UNAUDITED)              2003             2002             2001(A)           2001(B)
                                               -------------------------------------------------------------------------------------
Net asset value at beginning of period             $ 16.82           $ 11.26           $12.29           $11.26            $10.00
                                               -------------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)                      (0.05)            (0.06)           (0.17)           (0.03)             0.02
   Net realized and unrealized gains (losses)
     on investments                                   1.81              5.71            (0.84)            1.31              1.24
                                               -------------------------------------------------------------------------------------
Total from investment operations                      1.76              5.65            (1.01)            1.28              1.26
                                               -------------------------------------------------------------------------------------
Less Distributions:
   Dividends from net investment income                 --                --               --            (0.01)               --
   Distributions from net realized gains                --             (0.09)           (0.02)           (0.24)               --
                                               -------------------------------------------------------------------------------------
Total distributions                                     --             (0.09)           (0.02)           (0.25)               --
                                               -------------------------------------------------------------------------------------
Net asset value at end of period                   $ 18.58           $ 16.82           $11.26           $12.29            $11.26
                                               =====================================================================================
Total return(C)                                      10.46% (D)        50.18%           (8.23%)          11.42% (D)        12.60%(D)
                                               =====================================================================================
Net assets at end of period (000s)                 $16,401           $11,919           $6,603           $5,315            $1,657
                                               =====================================================================================
Ratio of net expenses to average net assets           1.50% (E)         1.50%            1.50%            1.58% (E)         1.75%(E)
Ratio of net investment income (loss) to
   average net assets                                (0.68%)(E)        (0.57%)          (0.70%)          (0.35%)(E)         2.71%(E)
Ratio of gross expenses to average net assets         1.51% (E)         1.51%            1.53%            1.67% (E)         2.94%(E)
Portfolio turnover rate                                 48% (E)           53%              49%              43% (E)            3%(E)

(A) Effective after the close of business on February 28, 2001, the Fund changed its fiscal year-end to December 31.
(B) Class A commenced operations on December 29, 2000. The Fund did not open to shareholders until February 7, 2001. Financial Highlights for the period from December 29, 2000 to February 6, 2001, relate only to the initial shareholder.
(C)   Total returns shown exclude the effect of applicable sales charges.
(D)   Not annualized.
(E)   Annualized.

                                              SIX MONTHS
                                                   ENDED
                                                JUNE 30,         YEAR ENDED      YEAR ENDED    PERIOD ENDED        PERIOD ENDED
                                                    2004       DECEMBER 31,    DECEMBER 31,    DECEMBER 31,        FEBRUARY 28,
DIAMOND HILL SMALL CAP FUND - CLASS C        (UNAUDITED)               2003            2002            2001(A)             2001(B)
                                             ---------------------------------------------------------------------------------------
Net asset value at beginning of period            $16.45             $11.09          $12.21          $11.26              $11.39
                                             ---------------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment loss                             (0.12)             (0.18)          (0.23)          (0.05)                 --
   Net realized and unrealized gains
      (losses) on investments                       1.77               5.63           (0.87)           1.24               (0.13)
                                             ---------------------------------------------------------------------------------------
Total from investment operations                    1.65               5.45           (1.10)           1.19               (0.13)
                                             ---------------------------------------------------------------------------------------
   Distributions from net realized gains              --              (0.09)          (0.02)          (0.24)                 --
                                             ---------------------------------------------------------------------------------------
Net asset value at end of period                  $18.10             $16.45          $11.09          $12.21              $11.26
                                             =======================================================================================
Total return(C)                                    10.03% (D)         49.15%          (9.02%)         10.66% (D)          (1.14%)(D)
                                             =======================================================================================
Net assets at end of period (000s)                $9,058             $7,213          $4,902          $1,284              $   20
                                             =======================================================================================
Ratio of net expenses to average net assets         2.25% (E)          2.25%           2.25%           2.26% (E)           2.50% (E)
Ratio of net investment income (loss) to
   average net assets                              (1.44%)(E)         (1.35%)         (1.40%)         (1.15%)(E)           0.80% (E)
Ratio of gross expenses to average net assets       2.26% (E)          2.26%           2.28%           2.35% (E)           3.97% (E)
Portfolio turnover rate                               48% (E)            53%             49%             43% (E)              3% (E)

(A) Effective after the close of business on February 28, 2001, the Fund changed its fiscal year-end to December 31.
(B)   Class C commenced operations on February 20, 2001.
(C)   Total returns shown exclude the effect of applicable sales charges.
(D)   Not annualized.
(E)   Annualized.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
Diamond Hill Funds Semi-Annual Report June 30, 2004                      Page 25

                               DIAMOND HILL FUNDS
                              Financial Highlights
                 For a share outstanding throughout each period.

                                                             SIX MONTHS
                                                                  ENDED
                                                               JUNE 30,        YEAR ENDED         YEAR ENDED        PERIOD ENDED
                                                                   2004      DECEMBER 31,       DECEMBER 31,        DECEMBER 31,
DIAMOND HILL LARGE CAP FUND - CLASS A                       (UNAUDITED)              2003               2002                2001(A)
                                                            ------------------------------------------------------------------------
Net asset value at beginning of period                           $10.34             $7.87             $10.06              $10.00
                                                            ------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                                           0.01              0.04               0.04                0.01
   Net realized and unrealized gains (losses) on investments       0.84              2.47              (2.13)               0.06
                                                            ------------------------------------------------------------------------
Total from investment operations                                   0.85              2.51              (2.09)               0.07
                                                            ------------------------------------------------------------------------
Less Distributions:
   Dividends from net investment income                              --             (0.04)             (0.04)              (0.01)
   Distributions from net realized gains                             --                --              (0.06)                 --
                                                            ------------------------------------------------------------------------
Total distributions                                                  --             (0.04)             (0.10)              (0.01)
                                                            ------------------------------------------------------------------------
Net asset value at end of period                                 $11.19            $10.34              $7.87              $10.06
                                                            ========================================================================
Total return(B)                                                    8.22%(C)         31.92%            (20.74%)              0.69%(C)
                                                            ========================================================================
Net assets at end of period (000s)                               $9,039            $6,437             $3,300              $2,782
                                                            ========================================================================
Ratio of net expenses to average net assets                        1.40%(D)          1.39%              1.40%               1.40%(D)
Ratio of net investment income to average net assets               0.20%(D)          0.62%              0.62%               0.38%(D)
Ratio of gross expenses to average net assets                      1.42%(D)          1.43%              1.46%               1.57%(D)
Portfolio turnover rate                                              23%(D)            32%                71%                 19%(D)

(A)   Class A commenced operations on June 29, 2001.
(B)   Total returns shown exclude the effect of applicable sales charges.
(C)   Not annualized.
(D)   Annualized.

                                                             SIX MONTHS
                                                                  ENDED
                                                               JUNE 30,        YEAR ENDED         YEAR ENDED        PERIOD ENDED
                                                                   2004      DECEMBER 31,       DECEMBER 31,        DECEMBER 31,
DIAMOND HILL LARGE CAP FUND - CLASS C                       (UNAUDITED)              2003               2002                2001(A)
                                                            ------------------------------------------------------------------------
Net asset value at beginning of period                           $10.23             $7.81             $10.06             $ 8.87
                                                            ------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment loss                                            (0.02)               --                 --              (0.01)
   Net realized and unrealized gains (losses) on investments       0.83              2.42              (2.19)              1.20
                                                            ------------------------------------------------------------------------
Total from investment operations                                   0.81              2.42              (2.19)              1.19
                                                            ------------------------------------------------------------------------
Distributions from net realized gains                                --                --              (0.06)                --
                                                            ------------------------------------------------------------------------
Net asset value at end of period                                 $11.04            $10.23            $  7.81             $10.06
                                                            ========================================================================
Total return(B)                                                    7.92% (C)        31.04%            (21.73%)            13.42% (C)
                                                            ========================================================================
Net assets at end of period (000s)                               $1,496            $  871            $   260             $  262
                                                            ========================================================================
Ratio of net expenses to average net assets                        2.14% (D)         2.14%              2.15%              2.15% (D)
Ratio of net investment loss to average net assets                (0.57%)(D)        (0.14%)            (0.10%)            (0.41%)(D)
Ratio of gross expenses to average net assets                      2.16% (D)         2.18%              2.81%              2.32% (D)
Portfolio turnover rate                                              23% (D)           32%                71%                19% (D)

(A)   Class C commenced operations on September 25, 2001.
(B)   Total returns shown exclude the effect of applicable sales charges.
(C)   Not annualized.
(D)   Annualized.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
Page 26                      Diamond Hill Funds Semi-Annual Report June 30, 2004

                               DIAMOND HILL FUNDS
                              Financial Highlights
                 For a share outstanding throughout each period.

                                                 SIX MONTHS
                                                      ENDED
                                                   JUNE 30,         YEAR ENDED    YEAR ENDED     PERIOD ENDED      PERIOD ENDED
                                                       2004       DECEMBER 31,  DECEMBER 31,     DECEMBER 31,      FEBRUARY 28,
DIAMOND HILL FOCUS LONG-SHORT FUND - CLASS A    (UNAUDITED)               2003          2002             2001(A)           2001(B)
                                                ------------------------------------------------------------------------------------
Net asset value at beginning of period              $ 11.75            $  9.56       $ 10.67           $11.44            $10.00
                                                ------------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment loss                                (0.01)             (0.01)        (0.06)           (0.04)               --
   Net realized and unrealized gains (losses)
      on investments                                   0.68               2.20         (1.05)           (0.56)             1.44
                                                ------------------------------------------------------------------------------------
Total from investment operations                       0.67               2.19         (1.11)           (0.60)             1.44
                                                ------------------------------------------------------------------------------------
Distributions from net realized gains                    --                 --            --            (0.17)               --
                                                ------------------------------------------------------------------------------------
Net asset value at end of period                    $ 12.42            $ 11.75       $  9.56           $10.67            $11.44
                                                ====================================================================================
Total return(C)                                        5.70% (D)         22.91%       (10.40%)          (5.20%)(D)        14.43% (D)
                                                ====================================================================================
Net assets at end of period (000s)                  $21,289            $16,216       $11,518          $10,988           $10,352
                                                ====================================================================================
Ratio of net expenses to average net assets,
   excluding dividends on securities sold short        1.47% (E)          1.59%         1.48%            1.67% (E)         1.75% (E)
Ratio of dividend expense on securities sold
   short to average net assets                         0.13%              0.11%         0.12%              --                --
                                                ------------------------------------------------------------------------------------
Ratio of net expenses to average net assets            1.60% (E)          1.70%         1.60%            1.67% (E)         1.75% (E)
                                                ------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets    (0.15%)(E)         (0.07%)       (0.39%)          (0.46%)(E)        (0.05%)(E)

Ratio of gross expenses to average net assets          1.61% (E)          1.71%         1.63%            1.69% (E)         1.85% (E)
Portfolio turnover rate                                  24% (E)            41%           46%              66% (E)           49% (E)

(A) Effective after the close of business on February 28, 2001, the Fund changed its fiscal year-end to December 31.
(B) Class A commenced operations on June 30, 2000. The Fund did not open to shareholders until August 3, 2000. Financial Highlights for the period from June 30 to August 2, 2000, relate only to the initial shareholder.
(C)   Total returns shown exclude the effect of applicable sales charges.
(D)   Not annualized.
(E)   Annualized.

                                                 SIX MONTHS
                                                      ENDED
                                                   JUNE 30,         YEAR ENDED    YEAR ENDED     PERIOD ENDED      PERIOD ENDED
                                                       2004       DECEMBER 31,  DECEMBER 31,     DECEMBER 31,      FEBRUARY 28,
DIAMOND HILL FOCUS LONG-SHORT FUND - CLASS C    (UNAUDITED)               2003          2002             2001(A)           2001(B)
                                                ------------------------------------------------------------------------------------
Net asset value at beginning of period              $11.48             $ 9.42        $ 10.60           $11.44            $11.80
                                                ------------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment loss                               (0.04)             (0.04)         (0.29)           (0.07)               --
   Net realized and unrealized gains (losses)
      on investments                                  0.65               2.10          (0.89)           (0.60)            (0.36)
                                                ------------------------------------------------------------------------------------
Total from investment operations                      0.61               2.06          (1.18)           (0.67)            (0.36)
                                                ------------------------------------------------------------------------------------
Distributions from net realized gains                   --                 --             --            (0.17)               --
                                                ------------------------------------------------------------------------------------
Net asset value at end of period                    $12.09             $11.48        $  9.42           $10.60            $11.44
                                                ====================================================================================
Total return(C)                                       5.31% (D)         21.87%        (11.13%)          (5.81%)(D)        (3.05%)(D)
                                                ====================================================================================
Net assets at end of period (000s)                  $9,950             $6,390        $ 2,168           $2,198            $  349
                                                ====================================================================================
Ratio of net expenses to average net assets,
   excluding dividends on securities sold short       2.22% (E)          2.34%          2.23%            2.38% (E)         2.50% (E)
Ratio of dividend expense on securities sold
   short to average net assets                        0.13%              0.11%          0.12%              --                --
                                                ------------------------------------------------------------------------------------
Ratio of net expenses to average net assets           2.35% (E)          2.45%          2.35%            2.38% (E)         2.50% (E)
                                                ------------------------------------------------------------------------------------
Ratio of net investment income (loss) to
   average net assets                                (0.89%)(E)         (0.75%)        (1.15%)          (1.15%)(E)         1.57% (E)
Ratio of gross expenses to average net assets         2.36% (E)          2.46%          2.38%            2.41% (E)         4.10% (E)
Portfolio turnover rate                                 24% (E)            41%            46%              66% (E)           49% (E)

(A) Effective after the close of business on February 28, 2001, the Fund changed its fiscal year-end to December 31.
(B)   Class C commenced operations on February 13, 2001.
(C)   Total returns shown exclude the effect of applicable sales charges.
(D)   Not annualized.
(E)   Annualized.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
Diamond Hill Funds Semi-Annual Report June 30, 2004                      Page 27

                               DIAMOND HILL FUNDS
                              Financial Highlights
                 For a share outstanding throughout each period.

                                       SIX MONTHS
                                            ENDED
                                         JUNE 30,    YEAR ENDED     YEAR ENDED   PERIOD ENDED       YEAR ENDED
DIAMOND HILL BANK &                          2004  DECEMBER 31,   DECEMBER 31,   DECEMBER 31,     FEBRUARY 28,
FINANCIAL FUND - CLASS A               (UNAUDITED)         2003           2002           2001(A)          2001
-----------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period    $ 17.92       $ 13.63         $14.25        $ 11.85          $  9.40
                                          -----------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)               0.05          0.07           0.03             --            (0.02)
Net realized and unrealized gains
  (losses) on investments                    0.91          5.60           1.58           2.40             2.47
                                          -----------------------------------------------------------------------
Total from investment operations             0.96          5.67           1.61           2.40             2.45
                                          -----------------------------------------------------------------------
Less Distributions:
  Dividends from net investment
    income                                     --         (0.06)         (0.03)            --               --
  Distributions from net realized
    gains                                      --         (1.32)         (2.20)            --               --
                                          -----------------------------------------------------------------------
Total distributions                            --         (1.38)         (2.23)            --               --
                                          -----------------------------------------------------------------------
Net asset value at end of period          $ 18.88       $ 17.92         $13.63        $ 14.25          $ 11.85
                                          =======================================================================
Total return(B)                              5.36%(C)     41.85%         11.22%         20.25% (C)       26.06%
                                          =======================================================================
Net assets at end of period (000s)        $14,618       $12,463         $9,983        $13,214          $11,772
                                          =======================================================================
Ratio of net expenses to average
  net assets                                 1.70%(D)      1.68%          1.70%          1.72% (D)        1.81%
Ratio of net investment income
  (loss) to average net assets               0.58%(D)      0.45%          0.20%         (0.03%)(D)       (0.25%)
Ratio of gross expenses to
  average net assets                         1.71%(D)      1.70%          1.72%          1.74% (D)        1.88%
Portfolio turnover rate                        54%(D)        53%           104%            52% (D)         142%



                                              YEAR ENDED     YEAR ENDED
DIAMOND HILL BANK &                         FEBRUARY 29,   FEBRUARY 28,
FINANCIAL FUND - CLASS A                            2000           1999
-------------------------------------------------------------------------
Net asset value at beginning of period            $10.72        $ 12.75
                                          -------------------------------
Income (loss) from investment operations:
  Net investment income (loss)                     (0.06)         (0.15)
Net realized and unrealized gains
  (losses) on investments                          (1.19)         (1.22)
                                          -------------------------------
Total from investment operations                   (1.25)         (1.37)
                                          -------------------------------
Less Distributions:
  Dividends from net investment
    income                                            --             --
  Distributions from net realized
    gains                                          (0.07)         (0.66)
                                          -------------------------------
Total distributions                                (0.07)         (0.66)
                                          -------------------------------
Net asset value at end of period                  $ 9.40        $ 10.72
                                          ===============================
Total return(B)                                   (11.75%)       (10.79%)
                                          ===============================
Net assets at end of period (000s)                $9,411        $15,716
                                          ===============================
Ratio of net expenses to average
  net assets                                        2.17%          2.50%
Ratio of net investment income
  (loss) to average net assets                     (0.40%)        (1.27%)
Ratio of gross expenses to
  average net assets                                2.26%          2.50%
Portfolio turnover rate                              119%            54%

(A) Effective after the close of business on February 28, 2001, the Fund changed its fiscal year end to December 31.
(B)   Total returns shown exclude the effect of applicable sales charges.
(C)   Not annualized.
(D)   Annualized.

                                            SIX MONTHS
                                                 ENDED
                                              JUNE 30,        YEAR ENDED    YEAR ENDED  PERIOD ENDED     YEAR ENDED  PERIOD ENDED
DIAMOND HILL BANK &                               2004      DECEMBER 31,  DECEMBER 31,  DECEMBER 31,   FEBRUARY 28,  FEBRUARY 28,
FINANCIAL FUND - CLASS C                   (UNAUDITED)              2003          2002          2001(A)        2001          2000(B)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period          $17.39            $13.31        $14.05        $11.72         $ 9.34    $ 11.23
                                                ------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)                   (0.01)            (0.06)         0.04         (0.11)         (0.07)     (0.05)
  Net realized and unrealized gains
    (losses) on investments                       0.87              5.46          1.46          2.44           2.45      (1.77)
                                                ------------------------------------------------------------------------------------
Total from investment operations                  0.86              5.40          1.50          2.33           2.38      (1.82)
                                                ------------------------------------------------------------------------------------
Less Distributions:
  Dividends from net investment income              --                --         (0.04)           --             --         --
  Distributions from net realized gains             --             (1.32)        (2.20)           --             --      (0.07)
                                                ------------------------------------------------------------------------------------
Total distributions                                 --             (1.32)        (2.24)           --             --      (0.07)
                                                ------------------------------------------------------------------------------------
Net asset value at end of period                $18.25            $17.39        $13.31        $14.05         $11.72    $  9.34
                                                ====================================================================================
Total return(C)                                   4.95% (D)        40.85%        10.55%        19.88% (D)     25.48%    (16.29%)(D)
                                                ====================================================================================
Net assets at end of period (000s)              $2,520            $1,974        $  787        $  127         $  129    $    71
                                                ====================================================================================
Ratio of net expenses to average net assets       2.45% (E)        2.45%         2.45%          2.47% (E)      2.56%      2.74% (E)
Ratio of net investment loss to average
  net assets                                     (0.15%)(E)       (0.30%)       (0.49%)        (0.77%)(E)     (0.97%)    (0.82%)(E)
Ratio of gross expenses to average net assets     2.46% (E)        2.47%         2.47%          2.49% (E)      2.63%      2.84% (E)
Portfolio turnover rate                             54% (E)          53%          104%            52% (E)       142%       119% (E)

(A) Effective after the close of business on February 28, 2001, the Fund changed its fiscal year end to December 31.
(B)   Class C commenced operations on June 3, 1999.
(C)   Total returns shown exclude the effect of applicable sales charges.
(D)   Not annualized.
(E)   Annualized.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
Page 28                      Diamond Hill Funds Semi-Annual Report June 30, 2004

                               DIAMOND HILL FUNDS
                              Financial Highlights
                 For a share outstanding throughout each period.

                                                                         CLASS A
                                                  ------------------------------------------------------
                                                   SIX MONTHS
                                                        ENDED
                                                     JUNE 30,         YEAR ENDED       PERIOD ENDED
                                                         2004       DECEMBER 31,       DECEMBER 31,
DIAMOND HILL STRATEGIC INCOME FUND                (UNAUDITED)               2003               2002 (A)
--------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                $ 11.58            $ 10.28             $10.00
                                                  ------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                  0.30               0.67               0.15
  Net realized and unrealized gains (losses)
    on investments                                      (0.38)              1.39               0.30
                                                  ------------------------------------------------------
Total from investment operations                        (0.08)              2.06               0.45
                                                  ------------------------------------------------------
Less distributions
   Dividends from net investment income                 (0.30)             (0.67)             (0.15)
   Distributions from net realized gains                   --              (0.09)             (0.02)
                                                  ------------------------------------------------------
Total distributions                                     (0.30)             (0.76)             (0.17)
                                                  ------------------------------------------------------
Net asset value at end of period                      $ 11.20            $ 11.58             $10.28
                                                  ======================================================
Total return(B)                                         (0.73%) (C)        20.67%              4.49%(C)
                                                  ======================================================
Net assets at end of period (000s)                    $22,523            $17,923             $2,092
                                                  ======================================================
Ratio of net expenses to average net assets              1.20%  (D)         1.19%              1.20%(D)
Ratio of net investment income to average
  net assets                                             5.31%  (D)         6.01%              1.76%(D)
Ratio of gross expenses to average net assets            1.21%  (D)         1.21%              1.23%(D)
Portfolio turnover rate                                    96%  (D)           83%                77%(D)

                                                                           CLASS C
                                                  --------------------------------------------------------
                                                    SIX MONTHS
                                                         ENDED
                                                      JUNE 30,        YEAR ENDED         PERIOD ENDED
                                                          2004      DECEMBER 31,         DECEMBER 31,
DIAMOND HILL STRATEGIC INCOME FUND                 (UNAUDITED)              2003                 2002 (A)
----------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                 $ 11.58            $10.28               $10.00
                                                  --------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                   0.26              0.60                 0.19
  Net realized and unrealized gains (losses)
    on investments                                       (0.38)             1.39                 0.30
                                                  --------------------------------------------------------
Total from investment operations                         (0.12)             1.99                 0.49
                                                  --------------------------------------------------------
Less distributions
   Dividends from net investment income                  (0.26)            (0.60)               (0.19)
   Distributions from net realized gains                    --             (0.09)               (0.02)
                                                  --------------------------------------------------------
Total distributions                                      (0.26)            (0.69)               (0.21)
                                                  --------------------------------------------------------
Net asset value at end of period                       $ 11.20            $11.58               $10.28
                                                  ========================================================
Total return(B)                                          (1.10%)(C)       19.86%                 4.85% (C)
                                                  ========================================================
Net assets at end of period (000s)                     $11,561            $8,428                  $94
                                                  ========================================================
Ratio of net expenses to average net assets               1.95% (D)         1.93%                1.95% (D)
Ratio of net investment income to average
  net assets                                              4.55% (D)         5.39%                2.64% (D)
Ratio of gross expenses to average net assets             1.96% (D)         1.95%                1.98% (D)
Portfolio turnover rate                                     96% (D)           83%                  77% (D)

(A) Represents the period from commencement of operations (September 30, 2002) through December 31, 2002.
(B)   Total returns shown exclude the effect of applicable sales charges.
(C)   Not annualized.
(D)   Annualized.

                                                                         CLASS A
                                                  ------------------------------------------------------
                                                   SIX MONTHS
                                                        ENDED
                                                     JUNE 30,         YEAR ENDED       PERIOD ENDED
                                                         2004       DECEMBER 31,       DECEMBER 31,
DIAMOND HILL SHORT TERM FIXED INCOME FUND         (UNAUDITED)               2003               2002 (A)
--------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                 $10.01             $10.08             $10.00
                                                  ------------------------------------------------------
Income from investment operations:
  Net investment income                                  0.14               0.27               0.18
  Net realized and unrealized gains (losses)
    on investments                                      (0.09)             (0.07)              0.08
                                                  ------------------------------------------------------
Total from investment operations                         0.05               0.20               0.26
                                                  ------------------------------------------------------
Dividends from net investment income                    (0.14)             (0.27)             (0.18)
                                                  ------------------------------------------------------
Net asset value at end of period                       $ 9.92             $10.01             $10.08
                                                  ======================================================
Total return(B)                                          0.49%(C)           2.04%              2.60%(C)
                                                  ======================================================
Net assets at end of period (000s)                     $  474             $  473             $  719
                                                  ======================================================
Ratio of net expenses to average net assets              1.00%(D)           1.00%              1.00%(D)
Ratio of net investment income to average
  net assets                                             2.27%(D)           2.79%              3.61%(D)
Ratio of gross expenses to average net
  assets                                                 1.03%(D)           1.06%              1.04%(D)
Portfolio turnover rate                                    90%(D)            118%                71%(D)

                                                                           CLASS I
                                                  ------------------------------------------------------
                                                    SIX MONTHS
                                                         ENDED
                                                      JUNE 30,        YEAR ENDED        PERIOD ENDED
                                                          2004      DECEMBER 31,        DECEMBER 31,
DIAMOND HILL SHORT TERM FIXED INCOME FUND          (UNAUDITED)              2003                2002 (A)
--------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                 $10.00             $10.08               $10.00
                                                  ------------------------------------------------------
Income from investment operations:
  Net investment income                                  0.15               0.31                 0.19
  Net realized and unrealized gains (losses)
    on investments                                      (0.09)             (0.08)                0.08
                                                  ------------------------------------------------------
Total from investment operations                         0.06               0.23                 0.27
                                                  ------------------------------------------------------
Dividends from net investment income                    (0.15)             (0.31)               (0.19)
                                                  ------------------------------------------------------
Net asset value at end of period                       $ 9.91             $10.00               $10.08
                                                  ======================================================
Total return(B)                                          0.62%(C)           2.29%                2.70%(C)
                                                  ======================================================
Net assets at end of period (000s)                     $6,477             $5,558               $2,407
                                                  ======================================================
Ratio of net expenses to average net assets              0.75%(D)           0.75%                0.75%(D)
Ratio of net investment income to average
  net assets                                             2.47%(D)           3.29%                3.74%(D)
Ratio of gross expenses to average net
  assets                                                 0.78%(D)           0.81%                0.79%(D)
Portfolio turnover rate                                    90%(D)            118%                  71%(D)

See accompanying notes to financial statements.

(A) Represents the period from commencement of operations (June 28, 2002) through December 31, 2002.
(B)   Total returns shown exclude the effect of applicable sales charges.
(C)   Not annualized.
(D)   Annualized.


--------------------------------------------------------------------------------
Diamond Hill Funds Semi-Annual Report June 30, 2004                      Page 29

                               DIAMOND HILL FUNDS
                          Notes to Financial Statements
                           June 30, 2004 (Unaudited)

ORGANIZATION

The Diamond Hill Small Cap Fund ("Small Cap Fund"), Diamond Hill Large Cap Fund ("Large Cap Fund"), Diamond Hill Focus Long-Short Fund ("Focus Fund")(formerly Diamond Hill Focus Fund), Diamond Hill Bank & Financial Fund ("Bank & Financial Fund"), Diamond Hill Strategic Income Fund ("Strategic Income Fund")and Diamond Hill Short Term Fixed Income Fund ("Short Term Fixed Income Fund"), are each a series of the Diamond Hill Funds (the "Trust") (each a "Fund" and collectively the "Funds").The Trust is an Ohio business trust, which is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end, management investment company. Each Fund is a diversified series of the Trust. The Small Cap Fund, Large Cap Fund, Focus Fund, Bank & Financial Fund, and Strategic Income Fund are each authorized to offer Class I shares but have not commenced operations as of the date of this report.

The Funds offer two classes of shares (Class A and Class C, except for the Short Term Fixed Income Fund which offers Class A and Class I shares). Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) and service fees, voting rights on matters affecting a single class of shares and the exchange privileges of each class of shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds' significant accounting policies:

Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Security valuation -- Listed securities for which market quotations are readily available are valued at the closing prices as determined by the primary exchange where the securities are traded. Unlisted securities or listed securities for which the latest sales pries are not readily available are valued at the closing bid price in the principal market where such securities are normally traded. Debt securities are valued on the basis of valuations provided by dealers or by an independent pricing service that determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Short-term investments maturing in less than 61 days are valued at amortized cost, which approximates market. Securities or other assets for which the above valuation procedures are inappropriate or deemed not to reflect fair value are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees.

Short sales -- The Focus Fund, Bank & Financial Fund and Strategic Income Fund may sell a security they do not own in anticipation of a decline in the value of that security. When the Funds sell a security short, they must borrow the security sold short and deliver it to the broker-dealer through which they made the short sale. A gain, limited to the price at which the Funds sold the security short, or a loss, unlimited in size, will be recognized upon closing a short sale. Cash received from short sales is maintained by brokers and is used to meet margin requirements for short calls. It is included as "Deposits with brokers for securities sold short" on the Statement of Assets & Liabilities.

Repurchase agreements -- In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

Security transactions -- Changes in holdings of portfolio securities shall be reflected no later than in the first calculation on the first business day following trade date. However, for financial reporting purposes, portfolio security transactions are reported on trade date.The specific identification method is used for determining realized gains or losses for financial statements and income tax purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discount and premium on securities purchased are amortized using the daily effective yield method.

Share valuation -- The net asset value per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding.


--------------------------------------------------------------------------------
Page 30                      Diamond Hill Funds Semi-Annual Report June 30, 2004

                               DIAMOND HILL FUNDS
                    Notes to Financial Statements (Continued)
                            June 30, 2004 (Unaudited)

Federal income taxes -- Each Fund's policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and any net realized capital gains to its shareholders.Therefore, no federal income tax provision is required.

Distributions to shareholders -- Dividends from net investment income are declared daily and paid monthly for the Strategic Income Fund and Short Term Fixed Income Fund. Dividends from net investment income are declared and paid on an annual basis for the Small Cap Fund, Large Cap Fund, Focus Fund, and Bank & Financial Fund. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually. Distributions from net investment income and from net capital gains are determined in accordance with U.S. income tax regulations, which may differ from accounting principles generally accepted in the United States.These differences are primarily due to differing treatments for mortgage-backed securities, expiring capital loss carryforwards, and deferrals of certain losses. Permanent book and tax basis differences have been reclassified among the components of net assets. Certain funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes.

Allocations -- Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Funds are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable measure.

INVESTMENT TRANSACTIONS

For the six months ended June 30, 2004, the purchases and sales (including maturities) of investment securities (excluding short-term securities and U.S. government obligations) were as follows:

                                                Purchases              Sales
Small Cap Fund                                 $ 4,794,631          $ 4,170,604
Large Cap Fund                                 $ 2,684,984          $   921,759
Focus Fund                                     $ 8,313,936          $ 2,595,657
Bank & Fianancial Fund                         $ 5,493,692          $ 3,544,097
Strategic Income Fund                          $19,418,298          $12,997,963
Short Term Fixed Income Fund                   $ 2,313,431          $ 2,356,777

INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Small Cap Fund, Large Cap Fund, Focus Fund, Strategic Income Fund, and Short Term Fixed Income Fund each receive investment management and advisory services from Diamond Hill Capital Management, Inc. ("DHCM") under management agreements that provide for fees to be paid at an annual rate of 0.80%, 0.70%, 0.90%, 0.50% and 0.30% of the Funds' average daily net assets, respectively. Prior to April 30, 2004, the Bank & Financial Fund received investment management and advisory services from Diamond Hill Securities, Inc. ("DHS") under a management agreement that provided for fees to be paid at an annual rate of 1.00% of the Fund's average daily net assets. Effective April 30, 2004, the Bank & Financial Fund receives investment management and advisory services from DHCM under a management agreement that provides for fees to be paid at an annual rate of 1.00% of the Fund's average daily net assets.The advisory agreements are subject to annual approval by the Board of Trustees. In addition, each Fund has entered into an administrative services agreement whereby DHCM is paid a fee at an annual rate of 0.45% of each Funds' average daily net assets. These administrative fees are used to pay most of the Funds' operating expenses except distribution, shareholder servicing, brokerage, taxes, interest, dividend expense on securities sold short, fees and expenses of non-interested person Trustees and extraordinary expenses. For the six months ended June 30, 2004, the investment advisers reimbursed each Fund's trustee fees of $1,000.

DHS is a wholly-owned subsidiary of DHCM (a Registered Investment Adviser), which is a wholly-owned subsidiary of Diamond Hill Investment Group, Inc. DHS is a full service NASD Broker-Dealer and Registered Investment Adviser. For


--------------------------------------------------------------------------------
Diamond Hill Funds Semi-Annual Report June 30, 2004                      Page 31

                               DIAMOND HILL FUNDS
                    Notes to Financial Statements (Continued)
                            June 30, 2004 (Unaudited)

the six months ended June 30, 2004, DHS did not receive any commissions from brokerage fees on executions of purchases and sales of the Funds' portfolio investments.

Pursuant to rule 12b-1 of the 1940 Act, each Fund has adopted a distribution plan (together, the "Plans"). Under the Plans, Class A shares pay a distribution fee at an annual rate of 0.25% of Class A average daily net assets. Class C shares pay a distribution and shareholder-servicing fee at an annual rate of 0.75% and 0.25%, respectively, of Class C average daily net assets. Class I shares are not subject to any distribution or shareholder-servicing fees. Prior to April 30, 2004, these fees compensated DHS (the prior "Distributor") for the services it provided and for expenses borne under the Plans. Effective April 30, 2004, these fees, which totaled $242,466 for the six months ended June 30, 2004, compensate IFS Fund Distributors, Inc. (the new "Distributor") for the services it provides and for expenses borne under the Plans.

For  the  six  months  ended  June  30,  2004,  the  prior  Distributor  and new
Distributor  received  $3,733,  $1,013,  $8,754,  $2,940,  and $1,032,  in sales commissions from the sales of Class A shares of the Small Cap Fund, Large Cap Fund, Focus Fund, Bank & Financial Fund, and Strategic Income Fund, respectively. The distributor also received $553, $396, $129, $670, and $7,272 of contingent deferred sales charges relating to redemptions of Class C shares of the Small Cap Fund, Large Cap Fund, Focus Fund, Bank & Financial Fund, and Strategic Income Fund, respectively.

DHCM has an agreement with Integrated Fund Services, Inc. ("IFS") to provide sub-transfer agent, sub-fund accounting, and sub-administrative services for the Funds. The services to be provided under the agreements include day-to-day administration of matters related to the corporate existence of the Trust and its Funds (other than rendering investment advice), maintenance of books and records, preparation of reports, supervision of the Trust's arrangement with the custodian and assistance in the preparation of the Trust's registration statements under federal and state laws. IFS is paid directly by DHCM under terms of these services agreements.

The Small Cap Fund, Large Cap Fund, Focus Fund, Bank & Financial Fund and Strategic Income Fund each may invest up to 25% of their respective assets in the Short Term Fixed Income Fund, subject to compliance with the several conditions set forth in an order received by the Trust from the Securities and Exchange Commission. To the extent that the other Diamond Hill Funds are invested in the Short Term Fixed Income Fund, the Adviser and Administrator will be paid additional fees from the Short Term Fixed Income Fund that will not be waived or reimbursed.

Certain officers of the Trust are affiliated with the Adviser, the Administrator and the Distributor. Such officers receive no compensation from the Funds for serving in their respective roles.

FEDERAL TAX INFORMATION

The amount and character of income and capital gain distributions paid by the Funds are determined in accordance with Federal income tax regulations which may be different from accounting principles generally accepted in the United States. The tax character of distributions paid differs from the character of distributions shown on the Statements of Changes in Net Assets due primarily to short-term capital gains being treated as ordinary income for tax purposes.

The tax character of distributions paid during 2003 and 2002 was as follows:

                                      SMALL CAP FUND                   LARGE CAP FUND
                               --------------------------      --------------------------
                                     2003            2002            2003            2002
                               --------------------------      --------------------------
Distributions paid from:
  Ordinary income              $   98,800      $   18,475      $   26,642      $   44,299
  Long-term capital gains              --              --              --              --
                               --------------------------      --------------------------
Total distributions            $   98,800      $   18,475      $   26,642      $   44,299
                               ==========================      ==========================
                                       FOCUS FUND                 BANK & FINANCIAL FUND
                               --------------------------      --------------------------
                                     2003            2002            2003            2002
                               --------------------------      --------------------------
Distributions paid from:
  Ordinary income              $       --      $       --      $  152,130      $   23,321
  Long-term capital gains              --              --         873,146       1,518,162
                               --------------------------      --------------------------
Total distributions            $       --      $       --      $1,025,276      $1,541,483
                               ==========================      ==========================


--------------------------------------------------------------------------------
Page 32                      Diamond Hill Funds Semi-Annual Report June 30, 2004

                               DIAMOND HILL FUNDS
                    Notes to Financial Statements (Continued)
                            June 30, 2004 (Unaudited)

                                                                SHORT TERM
                               STRATEGIC INCOME FUND         FIXED INCOME FUND
                              ----------------------      ----------------------
                                  2003          2002          2003          2002
                              ----------------------      ----------------------
Distributions paid from:
  Ordinary income             $907,384      $ 28,379      $115,975      $ 51,622
  Long-term gains                   --            --            --            --
                              ----------------------      ----------------------
Total distributions           $907,384      $ 28,379      $115,975      $ 51,622
                              ======================      ======================

The following information is computed on a tax basis for each item as of December 31, 2003:

                                                                                                                               SHORT
                                                                                                                                TERM
                                                                                                BANK &      STRATEGIC          FIXED
                                                   SMALL          LARGE           FOCUS      FINANCIAL         INCOME         INCOME
                                                CAP FUND       CAP FUND            FUND           FUND           FUND           FUND
------------------------------------------------------------------------------------------------------------------------------------
Federal tax cost                             $13,777,550    $ 5,837,599     $19,939,429    $10,094,384    $24,912,685    $5,959,641
                                             =======================================================================================
Gross unrealized appreciation                $ 5,194,201    $ 1,478,980     $ 4,724,007    $ 3,445,617    $   969,921    $   31,970
Gross unrealized depreciation                   (108,558)       (25,815)       (514,062)       (14,054)       (65,049)      (18,803)
                                             ---------------------------------------------------------------------------------------
Net unrealized appreciation                    5,085,643      1,453,165       4,209,945      3,431,563        904,872        13,167
Undistributed ordinary income                         --             --              --        135,524        296,324            --
Undistributed long-term gains                         --             --              --        313,767         77,912            --
Unrealized depreciation on short securities           --             --      (1,641,155)            --             --            --
Post-October losses                                   --             --          (1,083)            --             --       (12,861)
Capital loss carryforwards                      (170,405)      (425,956)       (214,697)            --             --        (7,370)
Other temporary differences                           --             --              --             --        (20,149)           --
                                             ---------------------------------------------------------------------------------------
Total accumulated earnings (deficit)         $ 4,915,238    $ 1,027,209     $ 2,353,010    $ 3,880,854    $ 1,258,959    $   (7,064)
                                             =======================================================================================

The difference between book basis and tax basis net unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

As of December 31, 2003, the Funds had the following capital loss carryforwards for Federal income tax purposes:

FUND                                             AMOUNT     EXPIRES DECEMBER 31,
--------------------------------------------------------------------------------
Small Cap Fund                                 $170,405             2011
                                               ========
Large Cap Fund                                 $418,960             2010
                                                  6,996             2011
                                               --------
                                               $425,956
                                               ========
Focus Fund                                     $154,656             2009
                                                 60,041             2011
                                               --------
                                               $214,697
                                               ========
Short Term Fixed Income Fund                   $  2,710             2010
                                                  4,660             2011
                                               --------
                                               $  7,370
                                               ========


COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

PROXY VOTING

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge upon request by calling toll free 1-888-226-5595 or on the Securities and Exchange Commission's website @ http:\www.sec.gov.


--------------------------------------------------------------------------------
Diamond Hill Funds Semi-Annual Report June 30, 2004                      Page 33

                               DIAMOND HILL FUNDS
                               Performance Update
                               As of June 30, 2004

                                                             Six            One         Three          Five       Since    Inception
Fund Name                                                   Months          Year        Years          Years    Inception     Date
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Fund (DHSCX)  Class A - Without Sales Charge      10.46%         41.62%       14.12%            NA       20.29%  12/29/00
                        Class A - With Sales Charge          4.09%         33.52%       11.90%            NA       18.28%
                        Class C - Without Sales Charge      10.03%         40.54%       13.21%            NA       19.36%
                        Class C - With Sales Charge          9.03%         39.54%       13.21%            NA       19.36%
Russell 2000                                                 6.76%         33.37%        6.24%                      7.32%
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Fund (DHLAX)  Class A - Without Sales Charge       8.22%         27.83%        4.45%            NA        4.44%   6/29/01
                        Class A - With Sales Charge          2.01%         20.43%        2.41%            NA        2.40%
                        Class C - Without Sales Charge       7.92%         26.95%        3.58%            NA        3.58%
                        Class C - With Sales Charge          6.92%         25.95%        3.58%            NA        3.58%
Russell 1000                                                 3.32%         19.48%       -0.32%                     -0.32%
------------------------------------------------------------------------------------------------------------------------------------
Focus Fund (DIAMX)      Class A - Without Sales Charge       5.70%         17.50%        1.06%            NA        6.00%   6/30/00
                        Class A - With Sales Charge         -0.40%         10.79%       -0.92%            NA        4.45%
                        Class C - Without Sales Charge       5.31%         16.59%        0.24%            NA        5.18%
                        Class C - With Sales Charge          4.31%         15.59%        0.24%            NA        5.18%
Russell 3000                                                 3.59%         20.46%        0.15%                     -3.57%
------------------------------------------------------------------------------------------------------------------------------------
Bank & Financial Fund
(BANCX)                 Class A - Without Sales Charge       5.36%         29.75%       20.64%         15.76%      14.37%   8/1/97
                        Class A - With Sales Charge         -0.68%         22.27%       18.29%         14.39%      13.39%
                        Class C - Without Sales Charge       4.95%         28.76%       19.87%         15.04%      13.62%
                        Class C - With Sales Charge          3.95%         27.76%       19.87%         15.04%      13.62%
S&P Supercomposite
Financials(A)                                                2.61%         20.15%        2.80%          3.46%       6.61%
NASDAQ Bank Index                                            1.56%         21.17%       13.97%         11.93%      10.29%
------------------------------------------------------------------------------------------------------------------------------------
Strategic Income Fund
(DSIAX)                 Class A - Without Sales Charge      -0.73%          5.91%          NA             NA       13.70%   9/30/02
                        Class A - With Sales Charge         -5.47%          0.90%          NA             NA       10.57%
                        Class C - Without Sales Charge      -1.10%          5.22%          NA             NA       13.25%
                        Class C - With Sales Charge         -2.06%          4.22%          NA             NA       13.25%
Merril Lynch Domestic
Master Index                                                 0.13%          0.30%                                   3.33%
------------------------------------------------------------------------------------------------------------------------------------
Short Term Fixed Income
Fund (DHFAX)            Class A - Without Sales Charge       0.49%          1.39%          NA             NA        2.57%   6/28/02
                        Class A - With Sales Charge          0.19%          1.09%          NA             NA        2.42%
                        Class I - Without Sales Charge       0.62%          1.64%          NA             NA        2.81%
Merrill Lynch 1-3 Yr
Corp Govt Bond Index                                        -0.02%          0.73%                                   3.13%
------------------------------------------------------------------------------------------------------------------------------------

Source: Diamond Hill Funds, Bloomberg LP and Frank Russell Company. Periods greater than 1 year are annualized.

The performance data quoted represents past performance; past performance does not guarantee future results.The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the performance data quoted.

Performance is not guaranteed. Performance returns assume reinvestment of all distributions.The total return figures for the Fund reflect the maximum sales charge applicable to each class. Class C Shares include performance based on Class A shares, which was achieved prior to the creation of Class C Shares. These returns have been restated for sales charges and for fees applicable to Class C Shares, which includes a 1.00% 12b-1 fee. These total return figures may reflect the waiver of a portion of a Fund's advisory or administrative fees for certain periods. In such instances, and without such waiver of fees, the total returns would have been lower. Investors should consider the investment objectives, risks, and charges and expenses of the Diamond Hill Funds carefully before investing; this and other information about the Funds is in the prospectus, which can be obtained by calling 888-226-5595 or at www.diamond-hill.com. Read the prospectus carefully before you invest.

(A) Returns for the S&P Supercomposite Financials are price change only before November 29, 2001 and total return thereafter.


--------------------------------------------------------------------------------
Page 34                      Diamond Hill Funds Semi-Annual Report June 30, 2004

                               DIAMOND HILL FUNDS
                        Schedule of Shareholder Expenses
       Hypothetical Example of a $1,000 Investment at Beginning of Period
                                   (Unaudited)

All mutual funds have operating expenses. These expenses include costs for portfolio management, administrative services, and distribution fees. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its net assets. This figure is known as the expense ratio.

We believe it is important for you to understand the impact of costs on your investment. The following example illustrates the costs that you would incur over the six-month period covered by this report if you invested $1,000 in the Fund, using the Funds' actual return and operating expenses for the six months ended June 30, 2004. The examples use actual net operating expenses applicable to that class. The calculation does not reflect sales charges (loads). If this cost was included, your costs would have been higher. The examples contain two sets of numbers, one using the actual return earned by each class of each Fund during the six months ended June 30, 2004, and one using a hypothetical 5% annual return (2.5% for the reporting period). Both return numbers are net of expenses.

                              Net Expense   Total Return    Beginning       Ending
                                Ratio        Six Months      Account        Account     Investment  Admini-  Distribution/
                              Annualized       Ended          Value          Value      Advisory   stration     Service    Total Net
                             June 30,2004   June 30,2004   June 30,2004   June 30, 2004   Fees       Fees        Fees      Expenses
------------------------------------------------------------------------------------------------------------------------------------
SMALL CAP FUND
   Class A  Actual return        1.50%         10.46%        $1,000          $1,105        $4         $2          $ 2         $ 8
            Hypothetical
             return              1.50%          2.50%        $1,000          $1,025        $4         $2          $ 2         $ 8
   Class C  Actual return        2.25%         10.03%        $1,000          $1,100        $4         $2          $ 6         $12
            Hypothetical
             return              2.25%          2.50%        $1,000          $1,025        $4         $2          $ 5         $11
LARGE CAP FUND
   Class A  Actual return        1.40%          8.22%        $1,000          $1,082        $4         $2          $ 1         $ 7
            Hypothetical
             return              1.40%          2.50%        $1,000          $1,025        $4         $2          $ 1         $ 7
   Class C  Actual return        2.14%          7.92%        $1,000          $1,079        $4         $2          $ 5         $11
            Hypothetical
             return              2.14%          2.50%        $1,000          $1,025        $4         $2          $ 5         $11
FOCUS LONG-SHORT FUND
   Class A  Actual return        1.60%          5.70%        $1,000          $1,057        $5         $2          $ 1         $ 8
            Hypothetical
             return              1.60%          2.50%        $1,000          $1,025        $5         $2          $ 1         $ 8
   Class C  Actual return        2.35%          5.31%        $1,000          $1,053        $5         $2          $ 5         $12
            Hypothetical
             return              2.35%          2.50%        $1,000          $1,025        $5         $2          $ 5         $12
BANK & FINANCIAL FUND
   Class A  Actual return        1.70%          5.36%        $1,000          $1,054        $5         $2          $ 2         $ 9
            Hypothetical
             return              1.70%          2.50%        $1,000          $1,025        $5         $2          $ 2         $ 9
   Class C  Actual return        2.45%          4.95%        $1,000          $1,050        $5         $2          $ 5         $12
            Hypothetical
             return              2.45%          2.50%        $1,000          $1,025        $5         $2          $ 5         $12
STRATEGIC INCOME FUND
   Class A  Actual return        1.20%         (0.73%)       $1,000          $  993        $3         $2          $ 1         $ 6
            Hypothetical
             return              1.20%          2.50%        $1,000          $1,025        $3         $2          $ 1         $ 6
   Class C  Actual return        1.95%         (1.10%)       $1,000          $  989        $3         $2          $ 5         $10
            Hypothetical
             return              1.95%          2.50%        $1,000          $1,025        $3         $2          $ 5         $10
SHORT TERM FIXED INCOME FUND
   Class A  Actual return        1.00%          0.49%        $1,000          $1,005        $2         $2          $ 1         $ 5
            Hypothetical
             return              1.00%          2.50%        $1,000          $1,025        $2         $2          $ 1         $ 5
   Class I  Actual return        0.75%          0.62%        $1,000          $1,006        $2         $2          $--         $ 4
            Hypothetical
             return              0.75%          2.50%        $1,000          $1,025        $2         $2          $--         $ 4

----------
You can find more information about the Fund's expenses, including annual expense ratios for historical periods in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus. The prospectus presents hypothetical shareholder costs over various time periods based upon a $10,000 investment and a return of 5% a year. This standardized example, which appears in all mutual fund prospectuses, may be useful to you in comparing the costs of investing in different funds.


--------------------------------------------------------------------------------
Diamond Hill Funds Semi-Annual Report June 30, 2004                      Page 35

                               DIAMOND HILL FUNDS

MANAGEMENT OF THE TRUST

Listed in the charts below is basic information regarding the Trustees and officers of the Trust.

INTERESTED/DISINTERESTED TRUSTEES:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 NUMBER OF
                                                                                                 PORTFOLIOS IN  OTHER TRUSTEESHIPS
NAME/                   POSITION(S)    TERM OF OFFICE(1)                                         FUND COMPLEX   HELD BY TRUSTEE
ADDRESS/(4)             HELD WITH      AND LENGTH OF       PRINCIPAL OCCUPATION(S)               OVERSEEN BY    OUTSIDE THE FUND
AGE                     TRUST          TIME SERVED         DURING LAST 5 YEARS                   TRUSTEE        COMPLEX
------------------------------------------------------------------------------------------------------------------------------------
William P. Zox, CFA(2)  Trustee        Since August 2000   Investment Analyst with                   6               N/A
Year of Birth: 1967                                        Diamond Hill Capital
                                                           Management, Inc., since
                                                           January 2001. Partner with
                                                           Schottenstein, Zox and
                                                           Dunn Co., LPA, a law firm,
                                                           January 2000 to December 2000.
                                                           Associate with Schottenstein,
                                                           Zox and Dunn  Co., LPA, 1993
                                                           to Janaury 2000.

John M. Bobb            Trustee        Since October 1997  Director of Headwaters Group,             6               N/A
Year of Birth: 1941                                        a fine arts consulting agency,
                                                           1994 to the present.

George A. Skestos       Trustee        Since August 2000   President of Homewood Corp.,              6          Director of the
Year of Birth: 1968                                        a real estate development firm,                      Midland Life
                                                           1999 to the present.                                 Insurance Co.

Archie M. Griffin       Trustee        Since June 2001     President and CEO of The Ohio             6          Director of
Year of Birth: 1954                                        State Alumni Association, Inc., 2004.                Abercrombie & Fitch.
                                                           Associate Director of Athletics at                   Director of
                                                           The Ohio State University,                           Motorists Insurance.
                                                           1994 to 2003.                                        Director of the Ohio
                                                                                                                Auto Club.
------------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL OFFICERS:

------------------------------------------------------------------------------------------------------------------------------------
NAME/                   POSITION(S)    TERM OF OFFICE
ADDRESS/(4)             HELD WITH      AND LENGTH OF       PRINCIPAL OCCUPATION(S)
AGE                     TRUST          TIME SERVED         DURING LAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
James F. Laird, Jr.(3)  President      President Since     Chief Financial Officer of Diamond Hill Investment Group, Inc.,
Year of Birth: 1957                    December 2001;      since December 2001. President of Diamond Hill Securities
                                       Treasurer and       since July 2001. Vice President Corporate Strategy with Nationwide
                                       Secretary Since     Insurance from January 2001 to July 2001. Senior Vice President
                                       May 2003            Product Development with Villanova Capital from February 1999 through December 2000.

Gary R.Young(3)         Treasurer      Since May 2004      Director of Mutual Fund Administration with Banc One Investment
Year of Birth: 1969     and                                Advisors October 1998 through November 2003. Vice President and
                        Secretary                          Manager of Mutual Fund Accounting and Financial Reporting with First
                                                           Chicago NBD January 1996 through October 1998.
------------------------------------------------------------------------------------------------------------------------------------

(1) Each Trustee is elected to serve in accordance with the Declaration of Trust and Bylaws of the Trust until his or her successor is duly elected and qualified.

(2) Mr. Zox is an "interested person" of the Trust as defined in the Investment Company Act of 1940, as amended, because of his relationship with Diamond Hill Capital Management, Inc.

(3) Mr. Laird and Mr.Young are each an "interested person" of the Trust as defined in the Investment Company Act of 1940, as amended, because of their relationship with Diamond Hill Investment Group, Inc. and with Diamond Hill Securities.

(4) The address of each Trustee and Officer is 375 North Front Street, Suite 300, Columbus, Ohio 43215.

The Statement of Additional  Information  contains additional  information about
the  Trustees  and  is  available   without   charge  upon  request  by  calling
1-888-226-5595.


--------------------------------------------------------------------------------
Page 36                      Diamond Hill Funds Semi-Annual Report June 30, 2004

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

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

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

ITEM 2. CODE OF ETHICS.

Not required in semi-annual report filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in semi-annual report filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in semi-annual report filing.

ITEM 5. AUDIT COMMITTEE OF LISTED COMPANIES.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END FUNDS.

Not applicable.

ITEM 8.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END FUNDS.

Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10.  CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(a)(1) Not required in semi-annual report filing.

(a)(2) Certifications required by Item 10(a) of Form N-CSR are filed herewith.

(b)    Certifications required by Item 10(b) of Form N-CSR are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Diamond Hill Funds

By (Signature and Title)

/s/ James F. Laird, Jr.
-------------------------------------
James F. Laird, Jr.
President

Date:  September 7, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ James F. Laird, Jr.
-------------------------------------
James F. Laird, Jr.
President

Date:  September 7, 2004

By (Signature and Title)

/s/ Gary R. Young
-------------------------------------
Gary R. Young.
Treasurer and Chief Financial Officer

Date:  September 7, 2004